WADDELL & REED
                         FUNDS, INC.
                            Asset Strategy Fund
                            Growth Fund
                            High Income Fund
                            International Growth Fund
                            Limited-Term Bond Fund
                            Municipal Bond Fund
                            Science and Technology Fund
                            Total Return Fund

                         SEMIANNUAL
                         REPORT
                         -------------------------------------------
                         For the six months ended September 30, 1999


(PAGE)





































     This report is submitted for the general information of the shareholders of Waddell & Reed Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Funds, Inc. current prospectus.


(PAGE)
     PRESIDENT'S LETTER     SEPTEMBER 30, 1999

     Dear Shareholder:

     As president of your Fund, I would like to thank you for your continued confidence as an investor. I especially want to express our appreciation for your confidence during our conversion to a new shareholder accounting system. During this period some of you may have experienced delays in reaching our home office shareholder services staff and we apologize for any inconvenience and frustration you experienced.

     Our conversion is now complete. Our new system complies with all of the date requirements for the new millennium. It has the capacity to handle our growing business and its modern structure will allow us to expand our services available to you. We have also added to our telephone line capacity and have doubled the size of our shareholder services staff. We are committed to the goal of providing the best service possible to our shareholders.

     With respect to your investment program, while it is impossible to predict the future of the markets, there are some basic principles that we stand by that can help investors achieve their financial goals.

     . Work with your financial advisor to develop a comprehensive financial plan. A comprehensive plan can help you pinpoint your financial objectives and identify specific strategies for turning your financial dreams into reality. A financial plan can also help ensure that your investment portfolio is appropriately diversified. It can be one of the best ways to plan for your financial future.
     . Review your financial plan regularly.  Financial planning is an ongoing process that requires periodic reviews to adapt to life's changes.
     . Make regular investments and adopt a long-term investment view. Over the long term, regular contributions to your investments can smooth out the bumps of volatility and enable investors to take advantage of the power of compounding.

     Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Your financial advisor is ready to assist you in completing your comprehensive financial plan to reach the financial goals that are most important to you.

     We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues, please contact your financial advisor or your local Waddell & Reed office. Again, thank you for your continued confidence.

     Respectfully,
     Robert L. Hechler
     President


(PAGE)
     SHAREHOLDER SUMMARY
     -----------------------------------------------------------------
     ASSET STRATEGY FUND

     Stocks 70%                 OBJECTIVE:   To seek high total return
     (can range from 0-100%)                 over the long term.

     Bonds 25%
     (can range from 0-100%)     STRATEGY:   Invests in stocks, bonds and
                                             short-term instruments.  Within
     Short-Term Instruments 5%               each of these classes, the Fund
     (can range from 0-100%)                 may invest in both domestic and
                                             foreign securities.  The Fund
                                             selects an allocation mix which
                                             represents the way the Fund's
                                             investments will generally be
                                             allocated over the long term as
                                             indicated in the accompanying
                                             chart.  This mix will vary over
                                             shorter time periods as Fund
                                             holdings change based on the
                                             current outlook for the different
                                             markets.

                                  FOUNDED:   1995

             SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY (March, June, September
                                             and December)


PERFORMANCE SUMMARY - Class B Shares

             PER SHARE DATA
     For the Six Months ended September 30, 1999
     -------------------------------------------

     DIVIDENDS PAID                   $0.04
                                      =====

     NET ASSET VALUE ON
         9/30/99                     $11.67
         3/31/99                      11.20
                                     ------
     CHANGE PER SHARE                 $0.47
                                     ======

     Past performance is not necessarily indicative of future results.


     TOTAL RETURN HISTORY

                                           Average Annual
                                             Total Return
                                         ----------------
                                           With   Without
                                         CDSC**   CDSC***
                                         ------   -------
     Period
     ------
     1-year period ended 9-30-99            2.78%     5.78%
     Period from 4-20-95*
       through 9-30-99                      7.12%     7.12%

        *Initial public offering of the Fund.

      **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

     ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

        Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
PORTFOLIO HIGHLIGHTS

     On September 30, 1999, Asset Strategy Fund had net assets totaling $39,446,993 invested in a diversified portfolio of:

        52.57% Common Stocks
        31.07% United States Government Securities
        12.71% Cash and Cash Equivalents
         3.65% Corporate Debt Securities

     As a shareholder of Asset Strategy Fund, for every $100 you had invested on September 30, 1999, your Fund owned:

       $52.57Common Stocks
        31.07United States Government Securities
        12.71Cash and Cash Equivalents
         3.65Corporate Debt Securities


(PAGE)
     THE INVESTMENTS OF     ASSET STRATEGY FUND
     SEPTEMBER 30, 1999
                                                   Shares        Value
     COMMON STOCKS
     Business Services - 1.54%
      Clear Channel Communications, Inc.*  ....     5,400    $   431,325
      TMP Worldwide Inc.*  ....................     2,900        176,628
        Total .................................                  607,953

     Chemicals and Allied Products - 9.79%
      American Home Products Corporation  .....     7,400        307,100
      Forest Laboratories, Inc.*  .............     8,200        345,425
      Johnson & Johnson  ......................     3,800        349,125
      Lilly (Eli) and Company  ................    10,000        640,000
      Merck & Co., Inc.  ......................     7,200        466,650
      Pharmacia & Upjohn, Inc.  ...............     8,800        436,700
      Schering-Plough Corporation  ............    13,600        593,300
      Smith International, Inc.*  .............     4,300        174,150
      Warner-Lambert Company  .................     8,300        550,912
        Total .................................                3,863,362

     Communication - 1.63%
      Cox Communications, Inc., Class A*  .....     8,009        334,376
      EchoStar Communications Corporation, Class A* 3,400        308,868
        Total .................................                  643,244

     Depository Institutions - 0.95%
      U. S. Bancorp.  .........................    12,400        374,325

     Eating and Drinking Places - 2.03%
      McDonald's Corporation  .................     9,200        395,600
      Wendy's International, Inc.  ............    15,300        403,537
        Total .................................                  799,137

     Electronic and Other Electric Equipment - 2.94%
      Analog Devices, Inc.*  ..................    10,300        527,875
      Eaton Corporation  ......................     3,900        336,619
      JDS Uniphase Corporation*  ..............     2,600        295,831
        Total .................................                1,160,325

     Fabricated Metal Products - 0.89%
      Parker Hannifin Corporation  ............     7,800        349,537

     General Merchandise Stores - 1.75%
      BJ's Wholesale Club, Inc.*  .............    12,400        366,575
      Dayton Hudson Corporation  ..............     5,400        324,338
        Total .................................                  690,913

     Holding and Other Investment Offices - 1.54%
      ABB Ltd. (Sweden) (A)*  .................     2,900        297,645
      "Shell" Transport and Trading Company,
        p.l.c. (The), ADR .....................     6,800        309,400
        Total .................................                  607,045


                  See Notes to Schedule of Investments on page 59.

(PAGE)
     THE INVESTMENTS OF     ASSET STRATEGY FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Industrial Machinery and Equipment - 3.42%
      Applied Materials, Inc.*  ...............     2,600    $   201,906
      Baker Hughes Incorporated  ..............    10,700        310,300
      Case Corporation  .......................     4,700        234,119
      Cooper Cameron Corporation*  ............     5,400        203,850
      SPX Corporation*  .......................     4,400        399,300
        Total .................................                1,349,475

     Instruments and Related Products - 3.87%
      Beckman Coulter, Inc.  ..................     7,800        351,975
      CONMED Corporation*  ....................    13,300        326,266
      KLA-Tencor Corporation*  ................     2,600        169,081
      Raytheon Company, Class B  ..............     9,400        466,475
      Teradyne, Inc.*  ........................     6,000        211,500
        Total .................................                1,525,297

     Insurance Carriers - 0.85%
      American International Group, Inc.  .....     3,875        336,883

     Metal Mining - 5.49%
      Barrick Gold Corporation  ...............    18,500        402,375
      Homestake Mining Company  ...............    46,300        425,381
      Newmont Mining Corporation  .............    30,400        786,600
      Placer Dome Inc.  .......................    37,000        550,375
        Total .................................                2,164,731

     Motion Pictures - 1.15%
      AT&T Corp. - Liberty Media Group,
        Class A* ..............................    12,200        452,925

     Oil and Gas Extraction - 2.49%
      Burlington Resources Incorporated  ......     8,300        305,025
      Schlumberger Limited  ...................     5,100        317,794
      Transocean Offshore Incorporated  .......     6,200        189,875
      USX Corporation - Marathon Group  .......     5,800        169,650
        Total .................................                  982,344

     Petroleum and Coal Products - 0.43%
      Texaco Inc.  ............................     2,700        170,438

     Prepackaged Software - 3.69%
      BMC Software, Inc.*  ....................     7,000        500,719
      Microsoft Corporation*  .................     5,000        452,969
      Oracle Corporation*  ....................    11,000        500,843
        Total .................................                1,454,531

     Primary Metal Industries - 0.93%
      Phelps Dodge Corporation  ...............     6,700        368,919


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     ASSET STRATEGY FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Transportation By Air - 0.99%
      Southwest Airlines Co.  .................    25,650    $   389,559

     Transportation Equipment - 3.97%
      Ford Motor Company  .....................     5,200        260,975
      General Motors Corporation  .............     5,900        371,331
      Gentex Corporation*  ....................    20,850        430,683
      Lockheed Martin Corporation  ............    15,400        503,388
        Total .................................                1,566,377

     Wholesale Trade -- Nondurable Goods - 2.23%
      Cardinal Health, Inc.  ..................     6,400        348,800
      McKesson HBOC, Inc.  ....................     6,500        188,500
      U.S. Foodservice*  ......................    19,100        343,800
        Total .................................                  881,100

     TOTAL COMMON STOCKS - 52.57%                            $20,738,420
      (Cost: $19,701,996)
                                                Principal
                                                Amount in
                                                Thousands

     CORPORATE DEBT SECURITIES
     Communication - 0.80%
      Grupo Televisa, S.A.,
        11.375%, 5-15-2003 ....................    $  300        314,250

     Fabricated Metal Products - 0.76%
      Crown Cork & Seal Company, Inc.,
        7.125%, 9-1-2002 ......................       300        299,166

     Finance, Taxation and Monetary Policy - 0.69%
      Banco Nacional de Comercio Exterior, S.N.C.,
        7.25%, 2-2-2004 .......................       300        272,250

     Petroleum and Coal Products - 0.72%
      Petroleos Mexicanos (Daily Adjusted Yield
        Securities (DAYS)),
        9.52019%, 7-15-2005 ...................       300        286,500

     Stone, Clay and Glass Products - 0.68%
      Vicap, S.A. de C.V.,
        10.25%, 5-15-2002 .....................       300        268,500

     TOTAL CORPORATE DEBT SECURITIES - 3.65%                 $ 1,440,666
      (Cost: $1,443,211)

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     ASSET STRATEGY FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value
     UNITED STATES GOVERNMENT SECURITIES
      Federal Home Loan Banks:
        6.2%, 2-27-2004 .......................   $   300    $   292,344
        6.02%, 3-30-2006 ......................       300        286,686
      United States Treasury:
        7.125%, 2-29-2000 .....................        60         60,460
        5.625%, 12-31-2002 ....................    11,600     11,552,904
        7.5%, 2-15-2005 .......................        60         64,125

     TOTAL UNITED STATES GOVERNMENT
      SECURITIES - 31.07%                                    $12,256,519
      (Cost: $12,279,595)

     TOTAL SHORT-TERM SECURITIES - 7.25%                     $ 2,857,101
      (Cost: $2,857,101)

     TOTAL INVESTMENT SECURITIES - 94.54%                    $37,292,706
      (Cost: $36,281,903)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 5.46%         2,154,287

     NET ASSETS - 100.00%                                    $39,446,993

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     SHAREHOLDER SUMMARY
     -----------------------------------------------------------------
     GROWTH FUND

     PORTFOLIO STRATEGY:
     Common stocks and          OBJECTIVE:   To seek capital appreciation.
     securities convertible
     into common stocks.
                                 STRATEGY:   Invests primarily in common stocks
                                             of U.S. companies that offer above-
                                             average growth potential, including
                                             relatively new or unseasoned
                                             companies.

                                  FOUNDED:   1992

             SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)


(PAGE)
     PERFORMANCE SUMMARY - Class B Shares

             PER SHARE DATA
     For the Six Months Ended September 30, 1999
     -------------------------------------------
     NET ASSET VALUE ON
       9/30/99                       $16.42
       3/31/99                        14.74
                                     ------
     CHANGE PER SHARE                 $1.68
                                     ======

     Past performance is not necessarily indicative of future results.




     TOTAL RETURN HISTORY

                                      Average Annual Total Return
                                     ----------------------------
                                           With        Without
                                         CDSC**        CDSC***
                                         ------        -------
     Period
     ------
     1-year period ended 9-30-99           44.50%        47.50%
     5-year period ended 9-30-99           23.83%        23.83%
     Period from 9-21-92*
       through 9-30-99                     23.82%        23.82%

         *Initial public offering of the Fund.

       **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

      ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

         Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
PORTFOLIO HIGHLIGHTS
     On September 30, 1999, Growth Fund had net assets totaling $528,324,152 invested in a diversified portfolio of:

        74.08%  Common Stocks
        25.92%  Cash and Cash Equivalents

     As a shareholder of Growth Fund, for every $100 you had invested on September 30, 1999, your Fund owned:

      $42.48  Services Stocks
       25.92  Cash and Cash Equivalents
       17.34  Transportation, Communication, Electric
                and Sanitary Services Stocks
       10.61  Manufacturing Stocks
        3.65  Wholesale and Retail Trade Stocks


(PAGE)
     THE INVESTMENTS OF     GROWTH FUND
     SEPTEMBER 30, 1999
                                                   Shares        Value
     COMMON STOCKS
     Automotive Dealers and Service Stations - 2.07%
      O'Reilly Automotive, Inc.*  .............   230,000 $ 10,960,938

     Building Materials and Garden Supplies - 0.33%
      Tractor Supply Company*  ................    92,750    1,739,062

     Business Services - 23.91%
      Acxiom Corporation*  ....................   240,400    4,725,363
      America Online, Inc.*  ..................    80,000    8,320,000
      Cerner Corporation*  ....................   265,000    4,032,969
      CheckFree Holdings Corporation*  ........   422,500   17,362,109
      FactSet Research Systems, Inc.  .........   169,000    9,611,875
      Getty Images, Inc.*  ....................   550,000   13,234,375
      MedE America Corporation*  ..............   117,700    2,677,675
      MemberWorks Incorporated*  ..............   350,000   11,626,563
      Primark Corporation*  ...................   345,000    9,810,937
      Sanchez Computer Associates, Inc.*  .....   105,000    3,665,156
      Securities First Technologies Corporation*  256,700    9,963,169
      Shared Medical Systems Corporation  .....   175,000    8,181,250
      USINTERNETWORKING, Inc.*  ...............   300,000    9,393,750
      USWeb Corporation*  .....................   400,000   13,737,500
        Total .................................            126,342,691

     Chemicals and Allied Products - 1.22%
      Pharmacyclics, Inc.*  ...................   158,800    6,441,325

     Communication - 5.09%
      COLT Telecom Group plc, ADR*  ...........   125,000   11,976,562
      Emmis Broadcasting Corporation*  ........   225,000   14,913,281
        Total .................................             26,889,843

     Electronic and Other Electric Equipment - 2.70%
      Advanced Fibre Communications, Inc.*  ...   641,800   14,259,994

     Engineering and Management Services - 4.46%
      Incyte Pharmaceuticals, Inc.*  ..........   500,000   11,562,500
      MAXIMUS, Inc.*  .........................   400,000   11,975,000
        Total .................................             23,537,500

     Food and Kindred Products - 2.65%
      American Italian Pasta Company,
        Class A* ..............................   490,000   14,026,250

     Health Services - 1.38%
      American Healthcorp, Inc.*  .............   500,000    3,156,250
      Amsurg Corp., Class A*  .................   118,000      774,375
      Amsurg Corp., Class B*  .................   536,809    3,355,056
        Total .................................              7,285,681

     Instruments and Related Products - 0.58%
      Lunar Corporation*  .....................   420,000    3,071,250

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     GROWTH FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Miscellaneous Retail - 0.21%
      NCS Healthcare, Inc., Class A*  .........   423,200  $ 1,124,125

     Personal Services - 0.92%
      Stewart Enterprises, Inc., Class A  .....   800,000    4,837,500

     Prepackaged Software - 11.81%
      Best Software, Inc.*  ...................   393,900    7,742,597
      Citrix Systems, Inc.*  ..................   204,100   12,635,066
      Dendrite International, Inc.*  ..........   316,500   14,944,734
      Intuit Inc.*  ...........................   175,000   15,339,844
      Transaction Systems Architects,
        Inc., Class A* ........................   434,200   11,709,831
        Total .................................             62,372,072

     Rubber and Miscellaneous Plastics Products - 0.59%
      Medical Manager Corporation*  ...........    62,500    3,107,422

     Stone, Clay and Glass Products - 1.09%
      Department 56, Inc.*  ...................   240,000    5,745,000

     Telephone Communication - 10.44%
      Intermedia Communications of
        Florida, Inc.* ........................   400,000    8,687,500
      RCN Corporation*  .......................   300,000   12,262,500
      VoiceStream Wireless Corporation*  ......   300,000   18,515,625
      Western Wireless Corporation, Class A*  .   350,000   15,695,312
        Total .................................             55,160,937

     Transportation by Air - 1.81%
      Midwest Express Holdings, Inc.*  ........   365,700    9,576,769

     Transportation Equipment - 1.78%
      Gentex Corporation*  ....................   454,000    9,377,938

     Wholesale Trade -- Durable Goods - 1.04%
      MSC Industrial Direct Co., Inc., Class A*   600,000    5,512,500

     TOTAL COMMON STOCKS - 74.08%                         $391,368,797
      (Cost: $281,104,880)
                                                Principal
                                                Amount in
                                                Thousands
     SHORT-TERM SECURITIES
     Business Services - 1.89%
      Electronic Data Systems Corporation,
        5.33%, 10-5-99 ........................   $10,000    9,994,078

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     GROWTH FUND
     SEPTEMBER 30, 1999
                                                Principal
                                                Amount in
                                                Thousands        Value
     SHORT-TERM SECURITIES (Continued)
     Chemicals and Allied Products - 1.89%
      Air Products and Chemicals, Inc.,
        5.51%, 10-15-99 .......................   $10,000 $  9,978,572

     Electric, Gas and Sanitary Services - 4.80%
      Allegheny Energy Inc.,
        5.3%, 10-4-99 .........................     6,000    5,997,350
      Puget Sound Energy Inc.,
        5.57%, 10-19-99 .......................    11,000   10,969,365
      Western Resources, Inc.,
        5.55%, 10-7-99 ........................     8,400    8,392,230
        Total .................................             25,358,945

     Fabricated Metal Products - 3.79%
      Danaher Corporation,
        5.38%, Master Note ....................     2,076    2,076,000
      Snap-On Inc.:
        5.4%, 10-7-99 .........................     3,000    2,997,300
        5.35%, 10-19-99 .......................    15,000   14,959,875
        Total .................................             20,033,175

     Food and Kindred Products - 2.87%
      General Mills, Inc.,
        5.235%, Master Note ...................    15,144   15,144,000

     Miscellaneous Retail - 3.37%
      Toys `            `R'               ' Us Inc.,
        5.5%, 10-21-99 ........................    17,900   17,845,305

     Nondepository Institutions - 5.19%
      Associates First Capital B.V.,
        5.31%, 10-25-99 .......................    10,000    9,964,600
      Textron Financial Corp.,
        5.4%, 10-15-99 ........................    17,500   17,463,250
        Total .................................             27,427,850

     Wholesale Trade -- Nondurable Goods - 3.01%
      McKesson HBOC, Inc.,
        5.9%, 10-1-99 .........................    15,895   15,895,000

     TOTAL SHORT-TERM SECURITIES - 26.81%                 $141,676,925
      (Cost: $141,676,925)

     TOTAL INVESTMENT SECURITIES - 100.89%                $533,045,722
      (Cost: $422,781,805)

     LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.89%)    (4,721,570)

     NET ASSETS - 100.00%                                 $528,324,152
                  See Notes to Schedule of Investments on page 59.


(PAGE)
     SHAREHOLDER SUMMARY
     --------------------------------------------------------------
     HIGH INCOME FUND

     PORTFOLIO STRATEGY:
     Invests generally in       OBJECTIVE:   To seek a high level of current
     High-Risk, High-Yield                   income as its primary goal and
     Fixed Income Securities.                capital growth as a secondary goal
                                             when consistent with its primary
                                             goal.
     Maximum 20% Common Stock
                                 STRATEGY:   Invests primarily in high-yield,
                                             high-risk, fixed-income securities
                                             of U.S. issuers.  The Fund may
                                             invest up to 20% of its total
                                             assets in common stock in order to
                                             seek capital growth.

                                  FOUNDED:   1997

             SCHEDULED DIVIDEND FREQUENCY:   MONTHLY


(PAGE)
     PERFORMANCE SUMMARY -- Class B Shares


                PER SHARE DATA
     For the Six Months Ended September 30, 1999
     ----------------------------------------
     DIVIDENDS PAID                 $ 0.32
                                    ======

     NET ASSET VALUE ON
        9/30/99                      $9.33
        3/31/99                       9.94
                                    ------
     CHANGE PER SHARE               $(0.61)
                                    ======

     Past performance is not necessarily indicative of future results.


     TOTAL RETURN HISTORY

                                           Average Annual
                                             Total Return
                                         ----------------
                                           With   Without
                                         CDSC**   CDSC***
                                         ------   -------
     Period
     ------
     1-year period ended 9-30-99           -0.16%     2.72%
     Period from 7-31-97*
       through 9-30-99                      1.76%     3.02%

       *Initial public offering of the Fund.

      **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

     ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

        Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
     PORTFOLIO HIGHLIGHTS

     On September 30, 1999, High Income Fund had net assets totaling $25,679,249 invested in a diversified portfolio of:

      85.95%  Corporate Debt Securities
       7.42%  Cash and Cash Equivalents
       5.65%  Common Stocks and Warrants
       0.98%  Other Government Security

     As a shareholder of High Income Fund, for every $100 you had invested on September 30, 1999, your Fund owned:

      $38.25  Transportation, Communication, Electric
                and Sanitary Services Bonds
       22.15  Services Bonds
       18.10  Manufacturing Bonds
        7.42  Cash and Cash Equivalents
        7.25  Wholesale and Retail Trade Bonds
        5.65  Common Stocks and Warrants
        0.98  Other Government Security
        0.20  Agriculture, Forestry and Fisheries Bonds


(PAGE)
     THE INVESTMENTS OF     HIGH INCOME FUND
     SEPTEMBER 30, 1999
                                                 Shares          Value
     COMMON STOCKS AND WARRANTS
     Communication - 3.01%
      Cox Communications, Inc., Class A*  .....    10,000  $   417,500
      Crown Castle International Corp.*  ......     2,500       46,797
      Infinity Broadcasting Corporation,
        Class A* ..............................    10,500      307,781
        Total .................................                772,078

     Food and Kindred Products - 1.16%
      Keebler Foods Company*  .................    10,000      298,750

     Food Stores - 0.86%
      Kroger Co. (The)*  ......................    10,000      220,625

     Paper and Allied Products - 0.00%
      SF Holdings Group, Inc., Class C (B)*  ..       500            5

     Telephone Communication - 0.20%
      Allegiance Telecom, Inc., Warrants (B)*         250       20,000
      OnePoint Communications Corp., Warrants (B)*    100          100
      VersaTel Telecom International N.V.,
        Warrants (B)* .........................       250       31,250
        Total .................................                 51,350

     Wholesale Trade -- Nondurable Goods - 0.42%
      U.S. Foodservice*  ......................     6,000      108,000

     TOTAL COMMON STOCKS AND WARRANTS - 5.65%              $ 1,450,808
      (Cost: $1,295,573)
                                              Principal
                                              Amount in
                                              Thousands
     CORPORATE DEBT SECURITIES
     Agricultural Production - Crops - 0.20%
      Hines Horticulture, Inc.,
        11.75%, 10-15-2005 ..................      $ 49         52,246

     Amusement and Recreation Services - 10.64%
      Hollywood Park, Inc.,
        9.25%, 2-15-2007 ....................       250        240,000
      Isle of Capri Casinos, Inc.,
        8.75%, 4-15-2009 ....................       500        457,500
      MGM Grand, Inc.,
        6.875%, 2-6-2008 ....................       500        452,330
      Mohegan Tribal Gaming Authority,
        8.75%, 1-1-2009 .....................       250        245,000
      Premier Parks Inc.:
        9.75%, 6-15-2007.....................       500        475,000
        0.0%, 4-1-2008 (C) ..................       750        472,500
      Station Casinos, Inc.,
        8.875%, 12-1-2008 ...................       400        389,000
        Total ...............................                2,731,330

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     HIGH INCOME FUND
     SEPTEMBER 30, 1999

                                              Principal
                                              Amount in
                                              Thousands          Value
     CORPORATE DEBT SECURITIES (Continued)
     Auto Repair, Services and Parking - 1.00%
      Avis Rent A Car, Inc.,
        11.0%, 5-1-2009 (B) .................      $250    $   256,250

     Business Services - 4.92%
      Adams Outdoor Advertising Limited
        Partnership,
        10.75%, 3-15-2006 ...................       250        257,500
      Cybernet Internet Services International,
        Inc., Units,
        14.0%, 7-1-2009 (B)(D) ..............       250        248,750
      Lamar Advertising Company:
        9.625%, 12-1-2006 ...................        25         25,437
        8.625%, 9-15-2007 ...................       250        242,500
      National Equipment Services, Inc.,
        10.0%, 11-30-2004 ...................       500        490,000
        Total ...............................                1,264,187

     Chemicals and Allied Products - 1.84%
      Chattem, Inc.,
        8.875%, 4-1-2008 ....................       500        472,500

     Communication - 12.88%
      ACME Television, LLC,
        0.0%, 9-30-2004 (C) .................       100         87,750
      Bresnan Communications Group LLC and
        Bresnan Capital Corporation,
        8.0%, 2-1-2009 ......................       250        246,563
      Chancellor Media Corporation of
        Los Angeles,
        8.0%, 11-1-2008 .....................       250        242,500
      Charter Communications Holdings, LLC
        and Charter Communications Holdings
        Capital Corporation:
        8.625%, 4-1-2009 (B) ................       500        465,000
        0.0%, 4-1-2011 (B)(C) ...............       500        295,000
      Classic Cable, Inc.,
        9.375%, 8-1-2009 (B) ................       500        481,250
      Crown Castle International Corp.,
        0.0%, 5-15-2011 (C) .................       500        287,500
      EchoStar DBS Corporation,
        9.375%, 2-1-2009 ....................       500        492,500
      ICG Services, Inc.,
        0.0%, 5-1-2008 (C) ..................       100         55,500
      LIN Holdings Corp.,
        0.0%, 3-1-2008 (C) ..................       250        169,375
      MetroNet Communications Corp.,
        0.0%, 6-15-2008 (C) .................       500        385,710

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     HIGH INCOME FUND
     SEPTEMBER 30, 1999
                                              Principal
                                              Amount in
                                              Thousands          Value
     CORPORATE DEBT SECURITIES (Continued)
     Communication (Continued)
      Salem Communications Corporation,
        9.5%, 10-1-2007 .....................      $ 75    $    75,000
      Sinclair Broadcast Group, Inc.,
        10.0%, 9-30-2005 ....................        25         24,875
        Total ...............................                3,308,523

     Eating and Drinking Places - 3.13%
      Domino's Inc.,
        10.375%, 1-15-2009 ..................       100         95,000
      Foodmaker, Inc.,
        8.375%, 4-15-2008 ...................       500        482,500
      NE Restaurant Company, Inc.,
        10.75%, 7-15-2008 ...................       250        227,500
        Total ...............................                  805,000

     Electric, Gas and Sanitary Services - 0.91%
      Allied Waste North America, Inc.,
        10.0%, 8-1-2009 (B) .................       250        233,125

     Electronic and Other Electric Equipment - 2.76%
      Elgar Holdings, Inc.,
        9.875%, 2-1-2008 ....................       250        180,000
      Juno Lighting, Inc.,
        11.875%, 7-1-2009 (B) ...............       250        248,125
      Level 3 Communications, Inc.,
        0.0%, 12-1-2008 (C) .................       500        280,000
        Total ...............................                  708,125

     Fabricated Metal Products - 1.47%
      AXIA Incorporated,
        10.75%, 7-15-2008 ...................       150        141,750
      Neenah Corporation,
        11.125%, 5-1-2007 ...................       250        236,250
        Total ...............................                  378,000

     Food and Kindred Products - 0.21%
      Southern Foods Group, L.P.
        and SFG Capital Corporation,
        9.875%, 9-1-2007 ....................        50         53,625

     Furniture and Home Furnishings Stores - 0.72%
      MTS INCORPORATED,
        9.375%, 5-1-2005 ....................       250        185,000



                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     HIGH INCOME FUND
     SEPTEMBER 30, 1999
                                              Principal
                                              Amount in
                                              Thousands          Value
     CORPORATE DEBT SECURITIES (Continued)
     Hotels and Other Lodging Places - 1.87%
      Coast Hotels and Casinos, Inc.,
        9.5%, 4-1-2009 ......................      $250    $   236,250
      Lodgian Financing Corp.,
        12.25%, 7-15-2009 (B) ...............       250        245,000
        Total ...............................                  481,250

     Miscellaneous Retail - 1.19%
      Frank's Nursery & Crafts, Inc.,
        10.25%, 3-1-2008 ....................       100         95,000
      Michaels Stores, Inc.,
        10.875%, 6-15-2006 ..................       200        211,000
        Total ...............................                  306,000

     Motion Pictures - 3.72%
      AMC Entertainment Inc.,
        9.5%, 3-15-2009 .....................       250        208,750
      Loews Cineplex Entertainment Corporation,
        8.875%, 8-1-2008 ....................       450        407,250
      Regal Cinemas, Inc.,
        9.5%, 6-1-2008 ......................       500        340,000
        Total ...............................                  956,000

     Paper and Allied Products - 1.34%
      Buckeye Technologies Inc.,
        8.0%, 10-15-2010 ....................       250        231,875
      SF Holdings Group, Inc.,
        0.0%, 3-15-2008 (C) .................       250        111,875
        Total ...............................                  343,750

     Petroleum and Coal Products - 1.44%
      Building Materials Corporation of America,
        8.0%, 12-1-2008 .....................       400        370,000

     Primary Metal Industries - 1.77%
      ISG Resources, Inc.,
        10.0%, 4-15-2008 ....................       220        213,400
      Wheeling-Pittsburgh Corporation,
        9.25%, 11-15-2007 ...................       250        240,000
        Total ...............................                  453,400

     Printing and Publishing - 4.68%
      Big Flower Press Holdings, Inc.,
        8.625%, 12-1-2008 ...................       500        480,000
      Perry-Judd's Incorporated,
        10.625%, 12-15-2007 .................       250        228,125
      World Color Press, Inc.,
        8.375%, 11-15-2008 ..................       500        493,750
        Total ...............................                1,201,875

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     HIGH INCOME FUND
     SEPTEMBER 30, 1999
                                              Principal
                                              Amount in
                                              Thousands          Value
     CORPORATE DEBT SECURITIES (Continued)
     Rubber and Miscellaneous Plastics Products - 0.87%
      Home Products International, Inc.,
        9.625%, 5-15-2008 ...................      $250    $   222,500

     Telephone Communication - 19.66%
      Alestra, S.A. de C.V.,
        12.625%, 5-15-2009 (B) ..............       250        237,500
      Allegiance Telecom, Inc.,
        0.0%, 2-15-2008 (C) .................       250        162,500
      Concentric Network Corporation,
        12.75%, 12-15-2007 ..................       250        251,875
      Hyperion Telecommunications, Inc.:
        0.0%, 4-15-2003 (C) .................       250        210,000
        12.0%, 11-1-2007 ....................       250        251,250
      ITC /\ DeltaCom, Inc.:
        11.0%, 6-1-2007 .....................       250        262,500
        8.875%, 3-1-2008 ....................       100         95,000
      Intermedia Communications Inc.,
        8.5%, 1-15-2008 .....................       250        213,750
      Nextel Communications, Inc.:
        9.75%, 8-15-2004 ....................       500        503,750
        0.0%, 2-15-2008 (C) .................       100         69,750
      Nextel Partners, Inc.,
        0.0%, 2-1-2009 (C) ..................       500        291,250
      Microcell Telecommunications Inc.,
        0.0%, 6-1-2006 (C) ..................       100         83,500
      ONO Finance Plc, Units,
        13.0%, 5-1-2009 (B)(E) ..............       250        261,562
      OnePoint Communications Corp.,
        14.5%, 6-1-2008 (B) .................       100         65,500
      Qwest Communications International Inc.,
        0.0%, 10-15-2007 (C) ................       250        198,183
      Sprint Spectrum L.P.,
        0.0%, 8-15-2006 (C) .................       600        555,660
      Time Warner Telecom LLC and Time
        Warner Telecom Inc.,
        9.75%, 7-15-2008 ....................       500        503,750
      Tritel PCS, Inc.,
        0.0%, 5-15-2009 (B)(C) ..............       250        140,000
      VersaTel Telecom International N.V.,
        13.25%, 5-15-2008 ...................       250        247,500
      Viatel Inc.,
        11.5%, 3-15-2009 ....................       250        236,250
      WinStar Communications, Inc.,
        10.0%, 3-15-2008 ....................       250        207,500
        Total ...............................                5,048,530

     Textile Mill Products - 1.00%
      Anvil Knitwear, Inc.,
        10.875%, 3-15-2007 ..................       400        256,000
                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     HIGH INCOME FUND
     SEPTEMBER 30, 1999
                                              Principal
                                              Amount in
                                              Thousands          Value
     CORPORATE DEBT SECURITIES (Continued)
     Transportation by Air - 3.66%
      Atlas Air, Inc.,
        9.375%, 11-15-2006 ..................      $500    $   485,000
      RSL Communications, Ltd.,
        10.5%, 11-15-2008 ...................       500        455,000
        Total ...............................                  940,000

     Transportation Equipment - 0.72%
      Delco Remy International, Inc.,
        8.625%, 12-15-2007 ..................       100         92,750
      Federal-Mogul Corporation,
        7.875%, 7-1-2010 ....................       100         91,113
        Total ...............................                  183,863

     Transportation Services - 0.95%
      Railworks Corporation,
        11.5%, 4-15-2009 (B) ................       250        245,000

     Trucking and Warehousing - 0.19%
      Pierce Leahy Corp.,
        9.125%, 7-15-2007 ...................        50         48,750

     Wholesale Trade -- Durable Goods - 1.89%
      Heafner (J.H.) Company, Inc. (The),
        10.0%, 5-15-2008 ....................       500        485,000

     Wholesale Trade -- Nondurable Goods - 0.32%
      Amscan Holdings, Inc.,
        9.875%, 12-15-2007 ..................       100         81,500

     TOTAL CORPORATE DEBT SECURITIES - 85.95%              $22,071,329
      (Cost: $23,155,921)

     OTHER GOVERNMENT SECURITY - 0.98%
     Mexico
      United Mexican States,
        9.75%, 4-6-2005 .....................       250    $   253,125
      (Cost: $249,908)

     TOTAL SHORT-TERM SECURITIES - 5.97%                   $ 1,532,000
      (Cost: $1,532,000)

     TOTAL INVESTMENT SECURITIES - 98.55%                  $25,307,262
      (Cost: $26,233,402)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.45%         371,987

     NET ASSETS - 100.00%                                  $25,679,249
                  See Notes to Schedule of Investments on page 59.


(PAGE)
     SHAREHOLDER SUMMARY
     -----------------------------------------------------------------
     INTERNATIONAL GROWTH FUND

     PORTFOLIO STRATEGY:
     Normally at least 80% in    OBJECTIVE:  To seek long-term appreciation as
     foreign securities.  Not                its primary goal and realization
     more than 75% in securities             of current income as its secondary
     in any one country.                     goal.

     Maximum of 15% in currency   STRATEGY:  Invests primarily in common stocks
     exchange contracts.                     of foreign companies that have the
                                             potential to provide long-term
                                             growth.  International Growth Fund
                                             (formerly Global Income Fund)
                                             changed its name and investment
                                             objective effective April 20, 1995.

                                  FOUNDED:   1992

             SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)


(PAGE)
     PERFORMANCE SUMMARY - Class B Shares

             PER SHARE DATA
     For the Six Months Ended September 30, 1999
     -------------------------------------------
     NET ASSET VALUE ON
         9/30/99                     $16.95
         3/31/99                      15.58
                                     ------
     CHANGE PER SHARE                 $1.37
                                     ======

     Past performance is not necessarily indicative of future results.




     TOTAL RETURN HISTORY

                                      Average Annual Total Return
                                      ---------------------------
                                           With         Without
                                         CDSC**         CDSC***
                                         ------         -------
     Period
     ------
     1-year period ended 9-30-99           29.67%         32.67%
     5-year period ended 9-30-99           17.41%         17.41%
     Period from 9-21-92*
       through 9-30-99                     12.19%         12.19%

       *Initial public offering of the Fund.

      **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

     ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

        Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
     PORTFOLIO HIGHLIGHTS
     On September 30, 1999, International Growth Fund had net assets totaling $119,835,223 invested in a diversified portfolio of:

        90.77% Common Stocks and Rights
         5.76% Cash and Cash Equivalents and open Forward Currency Contracts 3.47% Preferred Stocks

     As a shareholder of International Growth Fund, for every $100 you had invested on September 30, 1999, your Fund owned:

       $90.77  Common Stocks and Rights
         5.76  Cash and Cash Equivalents and Open Forward Currency Contracts
         3.47  Preferred Stocks


(PAGE)
     THE INVESTMENTS OF     INTERNATIONAL GROWTH FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     COMMON STOCKS AND RIGHTS (Continued)
     Australia - 2.63%
      LibertyOne Limited (A)*  ................ 1,050,360  $   987,523
      Solution 6 Holdings Limited (A)*  .......    56,625      202,376
      Solution 6 Holdings Limited (A)(B)*  ....   550,200    1,966,401
        Total .................................              3,156,300

     Canada - 4.15%
      AT&T Canada Inc.*  ......................    43,400    2,727,419
      BCE Inc. (A)  ...........................    23,000    1,142,099
      Rogers Communications Inc., Class B (A)*     65,000    1,098,735
        Total .................................              4,968,253

     China - 0.10%
      Jinpan International Limited*  ..........    57,000      124,688

     Finland - 8.06%
      KCI Konecranes International Plc (A)  ...    30,000      814,113
      Nokia, AB (A)  ..........................    18,500    1,655,736
      Perlos Oy (A)*  .........................    37,600      506,176
      Perlos Oy (A)(B)*  ......................    37,400      503,484
      Sonera Group plc (A)(B)  ................    97,000    2,807,785
      TT Tieto Oy, Class B (A)  ...............    36,532    1,154,657
      Teleste OY (A)(B)*  .....................    94,000      900,313
      UPM-Kymmene Corporation (A)  ............    38,500    1,311,094
        Total .................................              9,653,358

     France - 13.11%
      ALTEN (A)*  .............................    13,800    1,312,191
      ALTRAN TECHNOLOGIES (A)  ................     9,284    2,791,109
      AXA-UAP (A)  ............................    10,000    1,264,270
      Cap Gemini N.V. (A)  ....................     6,666    1,049,906
      Carrefour, S.A. (A)  ....................     7,150    1,143,637
      Havas Advertising (A)  ..................     5,000    1,197,225
      Lagardere SCA (A)  ......................    17,500      726,130
      Societe Industrielle de Transports
        Automobiles S.A. (A) ..................     1,875      461,131
      Suez Lyonnaise des Eaux (A)  ............    11,613    1,878,500
      Television Francaise 1-TF1 S.A. (A)  ....     6,270    1,752,875
      Transiciel S.A. (A)(B)  .................    16,700    1,024,564
      Unilog SA (A)  ..........................    17,910    1,104,517
        Total .................................             15,706,055

     Germany - 7.00%
      Bayer Group (The) (A)  ..................    27,000    1,076,066
      Heyde AG (A)* ...........................    34,500    1,615,456
      Intertainment AG (A)  ...................     7,400      564,643
      LHS Group Inc. (A)*  ....................    17,000      510,177


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     INTERNATIONAL GROWTH FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value
     COMMON STOCKS AND RIGHTS (Continued)
     Germany (Continued)
      Mannesmann AG, Registered Shares (A)  ...    14,000 $  2,234,820
      QIAGEN N.V. (A)*  .......................    27,450    1,159,728
      Rhoen-Klinikum AG (A)  ..................    10,773    1,226,715
        Total .................................              8,387,605

     Hong Kong - 0.27%
      Dickson Concepts International
        Limited (A) ...........................   189,500      147,591
      Ng Fung Hong Limited (A)  ...............   255,000      170,702
        Total .................................                318,293

     Ireland - 0.86%
      Bank of Ireland (The) (Great
        Britain) (A) ..........................    77,040      627,196
      Bank of Ireland (The) (Ireland) (A)  ....    50,160      408,359
        Total .................................              1,035,555

     Italy - 2.61%
      Class Editori S.p.A. (A)  ...............   228,500    1,957,516
      Saipem S.p.A. (A)  ......................   273,000    1,176,633
        Total .................................              3,134,149

     Japan - 24.32%
      Asatsu-DK Inc. (A)  .....................    33,300    1,085,107
      Bank of Tokyo-Mitsubishi, Ltd. (The) (A)     32,000      489,911
      Benesse Corporation (A)  ................    17,800    3,531,832
      FamilyMart Co., Ltd. (A)  ...............    24,900    1,310,342
      Fujitsu Support and Service Inc. (A)  ...     3,600    1,021,396
      Hikari Tsushin, Inc. (A)  ...............     1,700    1,034,693
      Keyence Corporation (A)  ................     7,400    1,974,812
      Matsushita Communication Industrial
        Co., Ltd. (A) .........................    15,000    1,664,404
      NTT Mobile Communications Network,
        Inc. (A) ..............................       120    2,359,661
      Nichiei Co., Ltd. (A)  ..................    24,000    1,831,546
      Nippon Express Co., Ltd. (A)  ...........   165,000    1,103,141
      Nippon Telegraph and Telephone
        Corporation (A) .......................       150    1,839,974
      Olympus Optical Co., Ltd. (A)  ..........    77,000    1,038,251
      ORIX Corporation (A)  ...................    10,000    1,225,713
      ROHM CO., LTD. (A)  .....................     8,500    1,770,916
      SECOM Co., Ltd. (A)  ....................     9,000      800,599
      SECOM Co., Ltd., New (A)*  ..............     9,000      817,454
      Sony Corporation (A)  ...................     8,700    1,296,100
      Sumitomo Bank, Limited (The) (A)  .......    33,000      494,405
      Sumitomo Electric Industries, Ltd. (A)  .    92,000    1,257,737
      TransCosmos Inc. (A)  ...................     9,600    1,195,562
        Total .................................             29,143,556

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     INTERNATIONAL GROWTH FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     COMMON STOCKS AND RIGHTS (Continued)
     Netherlands - 6.79%
      Benckiser N.V., Class B (A)  ............    21,338 $  1,325,006
      Koninklijke Philips Electronics N.V.,
        Ordinary Shares (A) ...................    16,860    1,695,558
      Ordina N.V. (A)*  .......................    58,406    1,336,347
      STMicroelectronics N.V., NY Shares  .....     7,700      569,800
      Unique International NV (A)  ............    36,339      839,182
      United Pan-Europe
        Communications N.V. (A)* ..............    38,400    2,370,186
        Total .................................              8,136,079

     Norway - 1.50%
      Merkantildata ASA (A)  ..................   175,000    1,796,204
      PC LAN ASA, Rights (A)*  ................    46,193          716
        Total .................................              1,796,920

     Portugal - 0.31%
      Ibersol SGPS SA (A)  ....................     8,000      374,598

     Spain - 0.93%
      Abengoa SA (A)  .........................     4,352      114,627
      Tele Pizza, S.A. (A)*  ..................   217,080    1,004,922
        Total .................................              1,119,549

     Switzerland - 2.05%
      Choco Lindt & Spru AG, Registered (A)  ..        20      518,107
      Julius Baer Holding AG (A)  .............       240      710,957
      UBS AG, Registered Shares (A)  ..........     4,350    1,224,903
        Total .................................              2,453,967

     United Kingdom - 13.65%
      CMG plc (A)  ............................    20,250      690,130
      Capita Group plc (The) (A)  .............   142,000    1,636,522
      COLT Telecom Group plc, ADR*  ...........    50,000    4,790,625
      Computacenter plc (A)(B)*  ..............    72,000      752,734
      Energis plc (A)*  .......................    63,025    1,494,207
      Kingfisher plc (A)  .....................   100,000    1,075,099
      NTL Incorporated*  ......................    13,000    1,249,219
      Sema Group plc (A)  .....................   117,572    1,436,293
      Telewest Communications plc (A)*  .......   228,000      829,588
      Vodafone Group Plc (A)  .................   101,704    2,399,494
        Total .................................             16,353,911

     United States - 2.43%
      ESG Re Limited  .........................    40,000      356,250
      Global TeleSystems Group, Inc.*  ........    60,000    1,183,125
      Nortel Networks Corporation  ............    27,000    1,377,000
        Total .................................              2,916,375


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     INTERNATIONAL GROWTH FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     TOTAL COMMON STOCKS AND RIGHTS - 90.77%              $108,779,211
      (Cost: $83,365,012)

     PREFERRED STOCKS
     Brazil - 1.32%
      Petroleo Brasileiro S.A. - Petrobras (A)  4,720,000      718,208
      Telebras S.A., ADR  .....................    11,500      861,781
        Total .................................              1,579,989

     Germany - 1.40%
      MLP AG (A)  .............................     7,500    1,299,388
      Moebel Walther AG (A)  ..................    30,000      379,919
        Total .................................              1,679,307

     Portugal - 0.75%
      Lusomundo-SGPS, S.A. (A)  ...............   100,000      892,864

     TOTAL PREFERRED STOCKS - 3.47%                       $  4,152,160
      (Cost: $3,802,849)

                                                     Face
                                                Amount in
                                                Thousands

     UNREALIZED GAIN ON OPEN FORWARD
        CURRENCY CONTRACTS - 0.02%
      Japanese Yen, 10-8-99 (A)  ..............  Y600,144 $     27,993

     TOTAL SHORT-TERM SECURITIES - 3.02%                  $  3,616,704
      (Cost: $3,616,704)

     TOTAL INVESTMENT SECURITIES - 97.28%                 $116,576,068
      (Cost: $90,784,565)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.72%       3,259,155

     NET ASSETS - 100.00%                                 $119,835,223


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     SHAREHOLDER SUMMARY
     -----------------------------------------------------------------
     LIMITED-TERM BOND FUND

     PORTFOLIO STRATEGY:
                                OBJECTIVE:   To seek a high level of current
     Dollar-weighted average                 income consistent with
     maturity of portfolio is                preservation of capital.
     between two and five years.
                                 STRATEGY:   Invests primarily in investment-
     At least 65% investment-grade           grade debt securities, including
     bonds.                                  corporate bonds, mortgage-backed
                                             securities and U.S. Government
                                             securities.  The Fund maintains a
                                             dollar-weighted average maturity of
                                             not less than two years and not
                                             more than five years.

                                  FOUNDED:   1992

             SCHEDULED DIVIDEND FREQUENCY:   MONTHLY


(PAGE)
     PERFORMANCE SUMMARY - Class B Shares
             PER SHARE DATA
     For the Six Months Ended September 30, 1999
     ----------------------------------------
     DIVIDENDS PAID                   $0.22
                                      =====

     NET ASSET VALUE ON
        9/30/99                      $ 9.93
        3/31/99                       10.16
                                     ------
     CHANGE PER SHARE                $(0.23)
                                     ======

     Past performance is not necessarily indicative of future results.



     TOTAL RETURN HISTORY

                                           Average Annual
                                             Total Return
                                         ----------------
                                           With   Without
                                         CDSC**   CDSC***
                                         ------   -------
     Period
     ------
     1-year period ended 9-30-99           -2.16%     0.74%
     5-year period ended 9-30-99            5.14%     5.14%
     Period from 9-21-92*
       through 9-30-99                      4.12%     4.12%

       *Initial public offering of the Fund.

      **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

     ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

        Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
     PORTFOLIO HIGHLIGHTS
     On September 30, 1999, Limited-Term Bond Fund had net assets totaling $24,381,950 invested in a diversified portfolio of:

        94.65% Bonds
         5.35% Cash and Cash Equivalents



     As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on September 30, 1999, your Fund owned:

       $59.04Corporate Bonds
        34.31U.S. Government Securities
         5.35Cash and Cash Equivalents
         1.30Municipal Bond


(PAGE)
     THE INVESTMENTS OF     LIMITED-TERM BOND FUND
     SEPTEMBER 30, 1999
                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE DEBT SECURITIES
     Auto Repair, Services and Parking - 2.49%
      Hertz Corporation (The),
        7.375%, 6-15-2001 .....................      $600  $   606,954

     Chemicals and Allied Products - 2.07%
      American Home Products Corporation,
        7.7%, 2-15-2000 .......................       500      503,760

     Depository Institutions - 3.61%
      Society National Bank,
        6.75%, 6-15-2003 ......................       150      149,145
      Wells Fargo & Company,
        8.375%, 5-15-2002 .....................       700      730,667
        Total .................................                879,812

     Electric, Gas and Sanitary Services - 7.15%
      NorAm Energy Corp.,
        6.375%, 11-1-2003 .....................       500      488,660
      UtiliCorp United,
        6.875%, 10-1-2004 .....................       500      489,755
      WMX Technologies, Inc.:
        8.25%, 11-15-99 .......................       580      580,348
        7.0%, 5-15-2005 .......................       200      184,856
        Total .................................              1,743,619

     General Merchandise Stores - 2.37%
      J.C. Penney Company, Inc.,
        7.6%, 4-1-2007 ........................       600      578,244

     Industrial Machinery and Equipment - 7.11%
      Black & Decker Corp.,
        7.5%, 4-1-2003 ........................       610      616,051
      Tenneco Inc.,
        8.2%, 11-15-99 ........................       500      501,020
      Westinghouse Electric Corporation,
        8.875%, 6-1-2001 ......................       600      617,298
        Total .................................              1,734,369

     Instruments and Related Products - 2.85%
      Baxter International Inc.,
        8.125%, 11-15-2001 ....................       350      359,846
      Raytheon Company,
        6.3%, 8-15-2000 .......................       335      335,248
        Total .................................                695,094


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     LIMITED-TERM BOND FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Insurance Carriers - 1.46%
      Aon Corporation,
        7.4%, 10-1-2002 .......................      $350  $   356,643

     Nondepository Institutions - 12.80%
      American General Finance Corporation,
        6.2%, 3-15-2003 .......................       500      490,445
      Aristar, Inc.,
        5.85%, 1-27-2004 ......................       500      476,310
      Avco Financial Services, Inc.,
        7.375%, 8-15-2001 .....................       500      507,685
      Ford Motor Credit Company,
        5.75%, 1-25-2001 ......................       500      496,000
      General Motors Acceptance Corporation,
        7.0%, 9-15-2002 .......................       700      705,110
      Household Finance Corporation,
        9.0%, 9-28-2001 .......................       428      445,886
        Total .................................              3,121,436

     Personal Services - 2.03%
      Service Corporation International,
        6.375%, 10-1-2000 .....................       500      493,755

     Petroleum and Coal Products - 2.91%
      Chevron Corporation Profit Sharing/Savings
        Plan Trust Fund,
        8.11%, 12-1-2004 ......................       430      446,275
      USX Corporation,
        9.8%, 7-1-2001 ........................       250      262,185
        Total .................................                708,460

     Railroad Transportation - 4.34%
      Norfolk Southern Corporation,
        7.35%, 5-15-2007 ......................       445      444,212
      Union Pacific Corporation,
        7.875%, 2-15-2002 .....................       600      613,194
        Total .................................              1,057,406

     Security and Commodity Brokers - 2.07%
      Salomon Inc.,
        7.75%, 5-15-2000.......................       500      505,390

     Telephone Communication - 2.12%
      GTE Corporation,
        9.375%, 12-1-2000 .....................       500      517,255

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     LIMITED-TERM BOND FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE DEBT SECURITIES (Continued)
     Transportation Equipment - 3.66%
      AlliedSignal Inc.,
        6.75%, 8-15-2000 ......................      $300  $   301,395
      Lockheed Martin Corporation,
        7.25%, 5-15-2006 ......................       600      590,220
        Total .................................                891,615

     TOTAL CORPORATE DEBT SECURITIES - 59.04%              $14,393,812
      (Cost: $14,552,188)

     MUNICIPAL BOND - 1.30%
     Kansas
      Kansas Development Finance Authority,
        Health Facilities Revenue Bonds
        (Stormont-Vail HealthCare, Inc.),
        7.25%, 11-15-2002 .....................       310  $   316,587
      (Cost: $310,000)

     UNITED STATES GOVERNMENT SECURITIES
      Federal Home Loan Mortgage Corporation:
        6.05%, 9-15-2020 ......................       439      435,843
        6.5%, 6-15-2024 .......................       677      671,416
      Federal National Mortgage Association:
        6.0%, 11-1-2000 .......................       149      144,496
        5.82%, 12-3-2003 ......................       500      485,155
        7.95%, 3-7-2005 .......................       500      502,265
        6.21%, 8-15-2005 ......................       500      483,515
        7.5%, 11-15-2006 ......................       500      495,780
        8.0%, 2-1-2008 ........................        98      100,667
        6.5%, 12-1-2010 .......................       401      393,752
        6.0%, 1-1-2011 ........................       321      308,241
        6.5%, 2-1-2011 ........................       383      375,755
        7.0%, 5-1-2011 ........................       245      244,921
        7.0%, 7-1-2011 ........................       268      267,229
        7.0%, 9-1-2012 ........................       319      319,008
        6.0%, 11-1-2013 .......................       458      440,409
        7.0%, 9-1-2014 ........................       500      499,530
        7.0%, 4-1-2026 ........................       312      306,611
      Government National Mortgage Association:
        6.5%, 10-15-2008 ......................       148      145,703
        7.0%, 7-15-2010 .......................       226      227,121
        6.5%, 1-15-2014 .......................       435      427,438
        7.0%, 4-15-2029 .......................       596      586,301
      United States Treasury,
        6.25%, 2-15-2007 ......................       500      504,375

     TOTAL UNITED STATES GOVERNMENT SECURITIES - 34.31%    $ 8,365,531
      (Cost: $8,523,008)

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     LIMITED-TERM BOND FUND
     SEPTEMBER 30, 1999

                                                                 Value

     TOTAL SHORT-TERM SECURITIES - 3.38%                   $   825,000
      (Cost: $825,000)

     TOTAL INVESTMENT SECURITIES - 98.03%                  $23,900,930
      (Cost: $24,210,196)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.97%         481,020

     NET ASSETS - 100.00%                                  $24,381,950


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     SHAREHOLDER SUMMARY
     -----------------------------------------------------------------
     MUNICIPAL BOND FUND

     PORTFOLIO STRATEGY:
     Minimum 80% investment-    OBJECTIVE:   To seek income which is not subject
     grade Municipal Bonds.*                 to Federal income taxation.
                                             (Income may be subject to state
     Less than 25% of its assets             and local taxes, and a portion
     in securities of issuers                may be subject to Federal taxes,
     located in any single state.            including alternative minimum
                                             tax.)

                                 STRATEGY:   Invests primarily in tax-exempt
                                             municipal bonds, mainly of
                                             investment grade (rated BBB or
                                             higher by Standard & Poor's or Baa
                                             or higher by Moody's Investors
                                             Service, Inc.).

                                  FOUNDED:   1992

             SCHEDULED DIVIDEND FREQUENCY:   MONTHLY





     *During normal market conditions.


(PAGE)
     PERFORMANCE SUMMARY - Class B Shares

             PER SHARE DATA
     For the Six Months Ended September 30, 1999
     -------------------------------------------

     DIVIDENDS PAID                    $0.20
                                       =====

     NET ASSET VALUE ON
         9/30/99                      $10.56
         3/31/99                       11.24
                                      ------
     CHANGE PER SHARE                 $(0.68)
                                      ======

     Past performance is not necessarily indicative of future results.


     TOTAL RETURN HISTORY

                                           Average Annual
                                             Total Return
                                         ----------------
                                           With   Without
                                         CDSC**   CDSC***
                                         ------   -------
     Period
     ------
     1-year period ended 9-30-99           -6.55%    -3.85%
     5-year period ended 9-30-99            5.81%     5.81%
     Period from 9-21-92*
       through 9-30-99                      5.40%     5.40%

        *Initial public offering of the Fund.

       **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

      ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

         Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
     PORTFOLIO HIGHLIGHTS
     On September 30, 1999, Municipal Bond Fund had net assets totaling $39,417,734 invested in a diversified portfolio.



     As a shareholder of Municipal Bond Fund, for every $100 you had invested on September 30, 1999, your Fund owned:

       $16.88Industrial Revenue Bonds
        15.21Hospital Revenue Bonds
        13.78Lifecare/Nursing Centers Revenue Bonds
        11.04Other Municipal Bonds
        10.61Housing Revenue Bonds
         7.54Education Revenue Bonds
         4.72Student Loan Bonds
         3.58Public Power Revenue Bonds
         3.32Sales Revenue Bonds
         3.17Cash and Cash Equivalents
         3.12Special Tax Bonds
         2.61Leasing/Certificates of Participation Bonds
         2.44Resource Recovery Revenue Bonds
         1.98Electric Utility Revenue Bonds


(PAGE)
     THE INVESTMENTS OF     MUNICIPAL BOND FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS
     ALASKA - 3.46%
      City of Valdez, Alaska, Marine
        Terminal Revenue Refunding Bonds
        (BP Pipelines (Alaska) Inc. Project),
        Series 1993A,
        5.85%, 8-1-2025 .......................    $1,000  $   982,500
      Alaska Housing Finance Corporation, Housing
        Development Bonds, 1997 Series B (AMT),
        5.8%, 12-1-2029 .......................       390      380,737
        Total .................................              1,363,237

     ARIZONA - 0.71%
      City of Bullhead City, Arizona, Bullhead
        Parkway Improvement District,
        Improvement Bonds,
        6.1%, 1-1-2013 ........................       270      280,462

     ARKANSAS - 1.02%
      Baxter County, Arkansas, Industrial Development
        Revenue Refunding Bonds (Aeroquip Corporation
        Project), Series 1993,
        5.8%, 10-1-2013 .......................       400      404,000

     COLORADO - 7.92%
      City of Aspen, Colorado, Sales Tax Revenue Bonds,
        Series 1999,
        5.25%, 11-1-2015 ......................     1,375    1,307,969
      Boulder County, Colorado, Hospital Development
        Revenue Bonds (Longmont United Hospital
        Project), Series 1997,
        5.6%, 12-1-2027 .......................     1,000      915,000
      Colorado Health Facilities Authority, Hospital
        Revenue Bonds (Steamboat Springs Health Care
        Association Project), Series 1997,
        5.75%, 9-15-2022 ......................     1,000      900,000
        Total .................................              3,122,969

     DISTRICT OF COLUMBIA - 1.26%
      District of Columbia, Redevelopment Land
        Agency (Washington, D.C.), Sports Arena
        Special Tax Revenue Bonds (Series 1996),
        5.625%, 11-1-2010 .....................       490      497,962


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     MUNICIPAL BOND FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     FLORIDA - 4.59%
      Escambia County, Florida, Pollution Control Revenue
        Bonds (Champion International Corporation Project),
        Series 1994,
        6.9%, 8-1-2022 ........................    $1,000  $ 1,065,000
      Housing Finance Authority of Palm Beach
        County, Florida, Multifamily Housing
        Revenue Bonds (Windsor Park Apartments
        Project), Series 1998A,
        5.9%, 6-1-2038 ........................       750      742,500
        Total .................................              1,807,500

     ILLINOIS - 1.15%
      School District Number 116, Champaign County,
        Illinois (Urbana), General Obligation School
        Building Bonds, Series 1999C,
        0.0%, 1-1-2011 ........................       850      453,687

     INDIANA - 0.99%
      East Chicago Elementary School Building
        Corporation (Lake County, Indiana),
        First Mortgage Bonds, Series 1993A,
        5.5%, 1-15-2016 .......................       400      390,000

     IOWA - 0.88%
      Scott County, Iowa, Refunding Certificates
        of Participation (County Golf Course
        Project, Series 1993),
        6.2%, 5-1-2013 ........................       340      345,525

     MARYLAND - 2.86%
      Montgomery County Revenue Authority
        (Maryland), Golf Course System Revenue
        Bonds, Series 1996A,
        6.125%, 10-1-2022 .....................       650      654,875
      Maryland Health and Higher Educational
        Facilities Authority, Project and
        Refunding Revenue Bonds, Doctors Community
        Hospital Issue, Series 1993,
        5.75%, 7-1-2013 .......................       500      473,125
        Total .................................              1,128,000

     MASSACHUSETTS - 5.34%
      Massachusetts Health and Educational Facilities
        Authority, Revenue Bonds, Caritas Christi
        Obligated Group Issue, Series A,
        5.625%, 7-1-2020 ......................     1,250    1,143,750

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     MUNICIPAL BOND FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     MASSACHUSETTS (Continued)
      Massachusetts Industrial Finance Agency,
        Resource Recovery Revenue Refunding Bonds
        (Ogden Haverhill Project), Series 1998A,
        5.5%, 12-1-2013 .......................    $1,000  $   962,500
        Total .................................              2,106,250

     MICHIGAN - 4.51%
      City of Flint Hospital Building Authority,
        Revenue Rental Bonds, Series 1998B (Hurley
        Medical Center),
        5.375%, 7-1-2018 ......................     1,000      892,500
      Michigan Strategic Fund, Limited Obligation
        Revenue Bonds (Porter Hills Presbyterian
        Village, Inc. Project), Series 1998,
        5.375%, 7-1-2028 ......................     1,000      883,750
        Total .................................              1,776,250

     MINNESOTA - 3.62%
     City of Victoria, Minnesota, Private School Facility
        Revenue Bonds (Holy Family Catholic High School
        Project), Series 1999A,
        5.6%, 9-1-2019 ........................     1,500    1,426,875

     MISSOURI - 8.31%
      The Industrial Development Authority of the
        County of Taney, Missouri, Hospital Revenue
        Bonds (The Skaggs Community Hospital
        Association), Series 1998,
        5.3%, 5-15-2018 .......................     1,860    1,671,675
      Health and Educational Facilities Authority
        of the State of Missouri, Educational Facilities
        Revenue Bonds (Southwest Baptist University
        Project), Series 1998,
        5.375%, 10-1-2023 .....................       700      651,875
      Tax Increment Financing Commission of Kansas City,
        Missouri, Tax Increment Refunding and Improvement
        Revenue Bonds (Briarcliff West Project), Series 1999,
        6.1%, 8-1-2014 ........................       500      492,500
      City of Fenton, Missouri, Public Facilities
        Authority, Leasehold Revenue Bonds,
        Series 1997 (City of Fenton, Missouri, Lessee),
        5.25%, 1-1-2018 .......................       500      459,375
        Total .................................              3,275,425

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     MUNICIPAL BOND FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     MONTANA - 4.72%
      Montana Higher Education Student Assistance
        Corporation, Student Loan Revenue Bonds,
        Subordinate Series 1998-B,
        5.5%, 12-1-2031 .......................    $2,000  $ 1,860,000

     NEBRASKA - 1.28%
      Nebraska Higher Education Loan Program, Inc.,
        Senior Subordinate Bonds, 1993-2
        Series A-5A,
        6.2%, 6-1-2013 ........................       500      503,750

     NEVADA - 6.22%
      Clark County, Nevada, Industrial Development
        Refunding Revenue Bonds (Nevada Power
        Company Project), Series 1995B,
        5.9%, 10-1-2030 .......................     1,500    1,410,000
      West Wendover Recreation District, Elko
        County, Nevada, General Obligation
        (Limited Tax), Recreational Facilities
        and Refunding Bonds, Series 1996,
        6.25%, 12-1-2021 ......................       950    1,043,813
        Total .................................              2,453,813

     NEW JERSEY - 3.92%
      New Jersey Economic Development Authority,
        Economic Development Refunding Bonds (Preston
        Trucking Company, Inc. - 1996 Project),
        6.5%, 9-1-2014 ........................     1,500    1,545,000

     NEW MEXICO - 5.35%
      City of Albuquerque, New Mexico, Gross
        Receipts/Lodgers' Tax Refunding and
        Improvement Revenue Bonds, Series 1991B:
        0.0%, 7-1-2013 ........................     2,650    1,228,938
        0.0%, 7-1-2013 ........................     1,850      881,062
        Total .................................              2,110,000

     OHIO - 2.11%
      City of Moraine, Ohio, Solid Waste
        Disposal Revenue Bonds (General Motors
        Corporation Project), Series 1994,
        6.75%, 7-1-2014 .......................       750      833,438



                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     MUNICIPAL BOND FUND
     SEPTEMBER 30, 1999
                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     OKLAHOMA - 3.40%
      Oklahoma Housing Finance Agency, Single
        Family Mortgage Revenue Bonds
        (Homeownership Loan Program),
        1996 Series A,
        7.05%, 9-1-2026 .......................    $  995  $ 1,065,894
      Tulsa Public Facilities Authority (Oklahoma):
        Assembly Center Lease Payment Revenue
        Bonds, Refunding Series 1985,
        6.6%, 7-1-2014 ........................       200      223,000
        Recreational Facilities Revenue Bonds,
        Series 1985,
        6.2%, 11-1-2012 .......................        50       51,563
        Total .................................              1,340,457

     PENNSYLVANIA - 4.35%
      Montgomery County Industrial Development
        Authority, Retirement Community Revenue Bonds
        (Adult Communities Total Services, Inc.
        Obligated Group), Series 1996B,
        5.625%, 11-15-2012 ....................     1,750    1,715,000

     TENNESSEE - 7.31%
      The Health and Educational Facilities Board
        of the Metropolitan Government of Nashville
        and Davidson County, Tennessee, Multi-Modal
        Interchangeable Rate Health Facility Revenue
        Bonds (Richland Place, Inc. Project),
        Series 1993,
        5.5%, 5-1-2023 ........................     1,955    1,849,919
      Tennessee Housing Development Agency,
        Homeownership Program Bonds, Issue T,
        7.375%, 7-1-2023 ......................     1,000    1,030,000
        Total .................................              2,879,919

     TEXAS - 4.43%
      Texas Department of Housing and Community
        Affairs, Single Family Mortgage Revenue
        Bonds, 1997 Series D (AMT) TEAMS Structure,
        5.7%, 9-1-2029 ........................     1,000      962,500
      Sabine River Authority of Texas,
        Collateralized Pollution Control
        Revenue Refunding Bonds (Texas
        Utilities Electric Company Project),
        Series 1993B Bonds,
        5.85%, 5-1-2022 .......................       800      782,000
        Total .................................              1,744,500

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     MUNICIPAL BOND FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     UTAH - 4.63%
      Tooele County, Utah, Hazardous Waste Treatment
        Revenue Bonds (Union Pacific Corporation/
        USPCI, Inc. Project), Series A,
        5.7%, 11-1-2026 .......................    $2,000  $ 1,825,000

     WASHINGTON - 2.49%
      Housing Authority of the City of Seattle,
        Low-Income Housing Assistance Revenue Bonds,
        1995 (GNMA Collateralized Mortgage Loan -
        Kin On Project),
        7.4%, 11-20-2036 ......................       875      980,000

     TOTAL MUNICIPAL BONDS - 96.83%                        $38,169,019
      (Cost: $39,041,457)

     TOTAL SHORT-TERM SECURITIES - 1.91%                   $   751,000
      (Cost: $751,000)

     TOTAL INVESTMENT SECURITIES - 98.74%                  $38,920,019
      (Cost: $39,792,457)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.26%         497,715

     NET ASSETS - 100.00%                                  $39,417,734


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     SHAREHOLDER SUMMARY
     ------------------------------------------------------------------------
     SCIENCE AND TECHNOLOGY FUND

     PORTFOLIO STRATEGY:
     Technology-related         OBJECTIVE:   To seek long-term capital growth.
       stocks

     Generally at least 80%      STRATEGY:   Invests primarily in science and
       in science or technology              technology equity securities of
       securities.*                          U.S. companies, typically in common
                                             stock.

                                  FOUNDED:   1997

             SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (DECEMBER)





     *During normal market conditions.


(PAGE)
     PERFORMANCE SUMMARY -- Class B Shares

             PER SHARE DATA
     For the Six Months Ended September 30, 1999
     --------------------------------------
     NET ASSET VALUE ON
         9/30/99                     $22.33
         3/31/99                      17.45
                                     ------
     CHANGE PER SHARE                 $4.88
                                     ======

     Past performance is not necessarily indicative of future results.


     TOTAL RETURN HISTORY

                                           Average Annual
                                             Total Return
                                         ----------------
                                           With   Without
                                         CDSC**   CDSC***
                                         ------   -------
     Period
     ------
     1-year period ended 9-30-99           91.51%    94.51%
     Period from 7-31-97*
       through 9-30-99                     43.97%    44.87%

         *Initial public offering of the Fund.

       **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

      ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

         Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
     PORTFOLIO HIGHLIGHTS
     On September 30, 1999, Science and Technology Fund had net assets totaling $108,166,292 invested in a diversified portfolio of:

        81.96% Common Stocks
        18.04% Cash and Cash Equivalents


     As a shareholder of Science and Technology Fund, for every $100 you had invested on September 30, 1999, your Fund owned:

      $51.37  Services Stocks
       20.84  Manufacturing Stocks
       18.04  Cash and Cash Equivalents
        5.40  Wholesale and Retail Trade Stocks
        2.96 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
        1.39  Finance, Insurance and Real Estate Stocks


(PAGE)
     THE INVESTMENTS OF     SCIENCE AND TECHNOLOGY FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     COMMON STOCKS
     Business Services - 26.19%
      Abacus Direct Corporation*  .............    10,000 $  1,220,625
      Acxiom Corporation*  ....................    60,000    1,179,375
      America Online, Inc.*  ..................    12,800    1,331,200
      Clear Channel Communications, Inc.*  ....    14,000    1,118,250
      Critical Path, Inc.*  ...................    28,000    1,129,625
      DoubleClick Inc.*  ......................    14,000    1,668,188
      eBay Inc.*  .............................    10,000    1,410,312
      Engage Technologies, Inc.*  .............    20,250      762,539
      Fiserv, Inc.*  ..........................    25,000      812,500
      Gerald Stevens, Inc.*  ..................   100,000    1,409,375
      Inktomi Corporation*  ...................    13,000    1,560,406
      InterNAP Network Services Corporation*  .    25,000    1,117,188
      MemberWorks Incorporated*  ..............    22,000      730,812
      Netopia, Inc.*  .........................    30,000    1,195,313
      Portal Software, Inc.*  .................    38,500    1,489,469
      Redback Networks*  ......................    20,000    2,160,625
      Securities First Technologies Corporation*   45,000    1,746,562
      SunGard Data Systems, Inc.*  ............    45,000    1,184,063
      TMP Worldwide Inc.*  ....................    28,000    1,705,375
      TenFold Corporation*  ...................    28,000      738,500
      USWeb Corporation*  .....................    20,000      686,875
      Yahoo! Inc.*  ...........................    11,000    1,971,406
        Total .................................             28,328,583

     Chemicals and Allied Products - 1.92%
      Albany Molecular Research, Inc.*  .....    50,000      1,240,625
      Gilead Sciences*  .....................    13,000        834,031
        Total ...............................                2,074,656

     Communication - 1.72%
      COLT Telecom Group plc, ADR*  ...........     8,000      766,500
      EchoStar Communications Corporation,
        Class A* ..............................    12,000    1,090,125
        Total .................................              1,856,625

     Depository Institutions - 1.39%
      Concord EFS, Inc.*  .....................    45,000      928,125
      TeleBanc Financial Corporation*  ........    25,000      575,781
        Total .................................              1,503,906

     Electronic and Other Electric Equipment - 13.37%
      Broadcom Corporation, Class A*  .........    15,000    1,634,062
      Copper Mountain Networks, Inc.*  ........    11,000      963,875
      Gemstar International Group Limited*  ...    24,000    1,874,250
      Inet Technologies, Inc.*  ...............    37,000    1,476,531
      JDS Uniphase Corporation*  ..............    20,000    2,275,625
      Level 3 Communications, Inc.*  ..........     9,000      469,969
      Nokia Corporation, Series A, ADR  .......    18,000    1,609,313

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     SCIENCE AND TECHNOLOGY FUND
     SEPTEMBER 30, 1999
                                                   Shares        Value
     COMMON STOCKS (Continued)
     Electronic and Other Electric Equipment (Continued)
      Rambus Inc.*  ...........................    24,000 $  1,589,250
      STMicroelectronics N.V., NY Shares  .....    20,000    1,480,000
      Wink Communications, Inc.*  .............    25,000    1,091,406
        Total .................................             14,464,281

     Engineering and Management Services - 4.99%
      Incyte Pharmaceuticals, Inc.*  ..........    26,100      603,563
      MAXIMUS, Inc.*  .........................    30,000      898,125
      Paychex, Inc.  ..........................    35,000    1,195,469
      Quintiles Transnational Corp.*  .........    35,000      666,094
      Trimeris, Inc.*  ........................    52,500      874,453
      Whittman-Hart, Inc.*  ...................    30,000    1,163,437
        Total .................................              5,401,141

     Food and Kindred Products - 0.47%
      American Italian Pasta Company, Class A*     18,000      515,250

     Health Services - 0.12%
      American Healthcorp, Inc.*  .............    20,000      126,250

     Industrial Machinery and Equipment - 3.20%
      Apple Computer, Inc.*  ..................    20,900    1,322,578
      Foundry Networks, Inc.*  ................     2,500      315,078
      Juniper Networks, Inc.*  ................    10,000    1,820,625
        Total .................................              3,458,281

     Instruments and Related Products - 1.88%
      Guidant Corporation  ....................    20,000    1,072,500
      Metro One Telecommunications, Inc.*  ....    50,000      957,813
        Total .................................              2,030,313

     Miscellaneous Retail - 1.62%
      Amazon.com, Inc.*  ......................    22,000    1,757,938

     Motion Pictures - 0.86%
      AT&T Corp. - Liberty Media Group, Class A*   25,000      928,125

     Prepackaged Software - 19.21%
      Allaire Corporation*  ...................    10,000      555,625
      Ariba, Inc.*  ...........................    16,000    2,310,500
      Broadbase Software, Inc.*  ..............    20,000      318,125
      BroadVision, Inc.*  .....................    25,000    3,325,781
      Citrix Systems, Inc.*  ..................    35,000    2,166,719
      Concord Communications, Inc.*  ..........    30,000    1,190,625
      eGain Communications Corporation*  ......    25,000      461,719
      HNC Software Inc.*  .....................    20,000      790,625
      Intuit Inc.*  ...........................    20,000    1,753,125
      Macromedia, Inc.*  ......................    25,000    1,021,094
      NetIQ Corporation*  .....................    40,000    1,187,500


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     SCIENCE AND TECHNOLOGY FUND
     SEPTEMBER 30, 1999
                                                   Shares        Value
     COMMON STOCKS (Continued)
     Prepackaged Software (Continued)
      Transaction Systems Architects, Inc.,
        Class A*...............................    26,000 $    701,187
      Veritas Software Corp.*  ................    30,000    2,278,125
      Vignette Corporation*  ..................    30,000    2,715,937
        Total .................................             20,776,687

     Telephone Communication - 1.24%
      Intermedia Communications of Florida,
       Inc.*  .................................    15,000      325,782
      Nextel Communications, Inc.*  ...........    15,000    1,017,656
        Total .................................              1,343,438

     Wholesale Trade -- Durable Goods - 1.63%
      Latitude Communications, Inc.*  .........    60,000    1,760,625

     Wholesale Trade -- Nondurable Goods - 2.15%
      Cardinal Health, Inc.  ..................    20,000    1,090,000
      Chemdex Corporation*  ...................    40,000    1,238,750
        Total .................................              2,328,750

     TOTAL COMMON STOCKS - 81.96%                          $88,654,849
      (Cost: $60,087,052)
                                                Principal
                                                Amount in
                                                Thousands
     SHORT-TERM SECURITIES
     Electric, Gas and Sanitary Services - 4.62%
      OGE Energy Corp.,
        5.6%, 10-1-99 .........................    $5,000    5,000,000

     Fabricated Metal Products - 2.52%
      Danaher Corporation,
        5.38%, Master Note ....................     2,727    2,727,000

     Food and Kindred Products - 8.78%
      ConAgra Inc.,
        5.45%, 10-7-99 ........................     4,800    4,795,640
      General Mills, Inc.,
        5.235%, Master Note ...................     1,703    1,703,000
      Ralston Purina Co.,
        5.65%, 10-8-99 ........................     3,000    2,996,704
        Total .................................              9,495,344

     Nondepository Institutions - 1.85%
      Textron Financial Corp.,
        5.4%, 10-15-99 ........................     2,000    1,995,800

     TOTAL SHORT-TERM SECURITIES - 17.77%                 $ 19,218,144
      (Cost: $19,218,144)

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     SCIENCE AND TECHNOLOGY FUND
     SEPTEMBER 30, 1999

                                                                 Value

     TOTAL INVESTMENT SECURITIES - 99.73%                 $107,872,993
      (Cost: $79,305,196)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.27%         293,299

     NET ASSETS - 100.00%                                 $108,166,292


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     SHAREHOLDER SUMMARY
     -----------------------------------------------------------------
     TOTAL RETURN FUND

     PORTFOLIO STRATEGY:
     Common stocks and          OBJECTIVE:   To seek current income while
     securities convertible into             seeking capital growth.
     common stocks.
                                 STRATEGY:   Invests primarily in common stocks
                                             of U.S. companies with dominant
                                             market positions in their
                                             industries and that have a record
                                             of paying regular dividends on
                                             common stock or have the potential
                                             for capital appreciation.

                                  FOUNDED:   1992

             SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)


(PAGE)
     PERFORMANCE SUMMARY - Class B Shares

             PER SHARE DATA
     For the Six Months ended September 30, 1999
     -------------------------------------------

     NET ASSET VALUE ON
         9/30/99                     $11.57
         3/31/99                      11.52
                                     ------
     CHANGE PER SHARE                 $0.05
                                     ======

     Past performance is not necessarily indicative of future results.



     TOTAL RETURN HISTORY

                                           Average Annual
                                             Total Return
                                         ----------------
                                           With   Without
                                         CDSC**   CDSC***
                                         ------   -------
     Period
     ------
     1-year period ended 9-30-99           10.80%    13.80%
     5-year period ended 9-30-99           17.92%    17.92%
     Period from 9-21-92*
       through 9-30-99                     15.59%    15.59%

       *Initial public offering of the Fund.

      **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

     ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

        Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
PORTFOLIO HIGHLIGHTS
     On September 30, 1999, Total Return Fund had net assets totaling $530,921,320 invested in a diversified portfolio of:

        73.61% Common Stocks
        15.63% United States Government Securities
         9.86% Cash and Cash Equivalents
         0.51% Corporate Debt Security
         0.39% Preferred Stock



     As a shareholder of Total Return Fund, for every $100 you had invested on September 30, 1999, your Fund owned:

      $42.54  Manufacturing Stocks
       15.63  United States Government Securities
        9.86  Cash and Cash Equivalents
        8.62  Finance, Insurance and Real Estate Stocks
        6.28  Wholesale and Retail Trade Stocks
        6.08  Services Stocks
        5.78  Transportation, Communication, Electric
                and Sanitary Services Stocks
        2.73  Mining Stocks
        1.58  Miscellaneous Investing Institutions Stocks
        0.51  Corporate Debt Security
        0.39  Preferred Stock


(PAGE)
     THE INVESTMENTS OF     TOTAL RETURN FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     COMMON STOCKS
     Amusement and Recreation Services - 0.55%
      Walt Disney Company (The)  ..............   112,300 $  2,905,763

     Building Materials and Garden Supplies - 0.81%
      Home Depot, Inc. (The)  .................    62,500    4,289,063

     Business Services - 1.76%
      America Online, Inc.*  ..................    33,800    3,515,200
      Clear Channel Communications, Inc.*  ....    72,800    5,814,900
        Total .................................              9,330,100

     Chemicals and Allied Products - 14.46%
      Air Products and Chemicals, Inc.  .......    71,800    2,086,687
      American Home Products Corporation  .....    97,600    4,050,400
      Bristol-Myers Squibb Company  ...........    73,600    4,968,000
      Colgate-Palmolive Company  ..............    80,200    3,669,150
      du Pont (E.I.) de Nemours and Company  ..   133,600    8,132,900
      Forest Laboratories, Inc.*  .............    31,000    1,305,875
      Johnson & Johnson  ......................    71,400    6,559,875
      Lilly (Eli) and Company  ................    96,000    6,144,000
      Merck & Co., Inc.  ......................    96,600    6,260,888
      Monsanto Company  .......................   131,800    4,703,613
      Pfizer Inc.  ............................   142,200    5,110,312
      Pharmacia & Upjohn, Inc.  ...............    66,700    3,309,987
      Procter & Gamble Company (The)  .........    39,600    3,712,500
      Schering-Plough Corporation  ............    99,300    4,331,962
      Warner-Lambert Company  .................   187,200   12,425,400
        Total .................................             76,771,549

     Communication - 1.47%
      Cox Communications, Inc., Class A*  .....   186,800    7,798,900

     Depository Institutions - 0.87%
      Chase Manhattan Corporation (The)  ......    61,000    4,597,875

     Electric, Gas and Sanitary Services - 0.81%
      Duke Energy Corp.  ......................    78,300    4,316,288

     Electronic and Other Electric Equipment - 7.17%
      Analog Devices, Inc.*  ..................    99,600    5,104,500
      General Electric Company  ...............    82,100    9,733,981
      Intel Corporation  ......................   181,300   13,478,522
      Rambus Inc.*  ...........................    42,600    2,820,919
      Telefonaktiebolaget LM Ericsson, ADR,
        Class B ...............................   221,400    6,911,831
        Total .................................             38,049,753


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     TOTAL RETURN FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Fabricated Metal Products - 0.52%
      Gillette Company (The)  .................    82,050 $  2,784,572

     Food and Kindred Products - 1.28%
      Bestfoods  ..............................    86,200    4,180,700
      PepsiCo, Inc.  ..........................    86,600    2,619,650
        Total .................................              6,800,350

     Food Stores - 1.84%
      Kroger Co. (The)*  ......................   220,800    4,871,400
      Safeway Inc.*  ..........................   128,000    4,872,000
        Total .................................              9,743,400

     General Merchandise Stores - 2.00%
      Dayton Hudson Corporation  ..............    51,500    3,093,219
      Wal-Mart Stores, Inc.  ..................   157,900    7,510,119
        Total .................................             10,603,338

     Holding and Other Investment Offices - 1.58%
      ABB Ltd. (Switzerland) (A)*  ............    81,050    8,362,901

     Industrial Machinery and Equipment - 9.55%
      Baker Hughes Incorporated  ..............    93,600    2,714,400
      Case Corporation  .......................   212,400   10,580,175
      Cisco Systems, Inc.*  ...................   177,600   12,171,150
      Deere & Company  ........................   122,800    4,750,825
      Dell Computer Corporation*  .............   133,300    5,573,606
      EMC Corporation*  .......................    92,400    6,600,825
      International Business Machines Corporation  68,400    8,302,050
        Total .................................             50,693,031

     Instruments and Related Products - 3.43%
      General Motors Corporation, Class H*  ...    46,900    2,685,025
      Guidant Corporation  ....................   142,800    7,657,650
      Medtronic, Inc.  ........................    97,200    3,450,600
      Raytheon Company, Class A  ..............    90,599    4,394,051
        Total .................................             18,187,326

     Insurance Carriers - 3.16%
      American International Group, Inc.  .....    73,500    6,389,906
      Chubb Corporation (The)  ................    81,200    4,044,775
      Citigroup Inc.  .........................   144,675    6,365,700
        Total .................................             16,800,381

     Motion Pictures - 1.39%
      Time Warner Incorporated  ...............   121,200    7,362,900

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     TOTAL RETURN FUND
     SEPTEMBER 30, 1999
                                                   Shares        Value
     COMMON STOCKS (Continued)
     Nondepository Institutions - 4.59%
      Associates First Capital Corporation,
        Class A ...............................   199,142 $  7,169,112
      Fannie Mae  .............................   156,400    9,804,325
      Freddie Mac  ............................   142,700    7,420,400
        Total .................................             24,393,837

     Oil and Gas Extraction - 2.73%
      Burlington Resources Incorporated  ......   208,900    7,677,075
      Schlumberger Limited  ...................    68,400    4,262,175
      USX Corporation - Marathon Group  .......    88,200    2,579,850
        Total .................................             14,519,100

     Petroleum and Coal Products - 2.93%
      Chevron Corporation  ....................    28,500    2,529,375
      Exxon Corporation  ......................    31,200    2,369,250
      Mobil Corporation  ......................    45,200    4,553,900
      Royal Dutch Petroleum Company  ..........   103,200    6,095,250
        Total .................................             15,547,775

     Prepackaged Software - 2.38%
      Microsoft Corporation*  .................   106,400    9,639,175
      Oracle Corporation*  ....................    66,200    3,014,169
        Total .................................             12,653,344

     Telephone Communication - 3.05%
      MCI WORLDCOM, Inc.*  ....................    64,000    4,598,000
      SBC Communications Inc.  ................    97,300    4,968,381
      Vodafone Airtouch Public Limited
        Company, ADR ..........................    28,000    6,657,000
        Total .................................             16,223,381

     Transportation By Air - 0.45%
      AMR Corporation*  .......................    44,200    2,408,900

     Transportation Equipment - 3.20%
      DaimlerChrysler AG  .....................    45,702    3,173,433
      Ford Motor Company  .....................    86,100    4,321,144
      Lockheed Martin Corporation  ............   290,700    9,502,256
        Total .................................             16,996,833

     Wholesale Trade -- Nondurable Goods - 1.63%
      Cardinal Health, Inc.  ..................   112,600    6,136,700
      McKesson HBOC, Inc.  ....................    86,700    2,514,300
        Total .................................              8,651,000

     TOTAL COMMON STOCKS - 73.61%                         $390,791,660
      (Cost: $253,489,799)

                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     TOTAL RETURN FUND
     SEPTEMBER 30, 1999

                                                   Shares        Value

     PREFERRED STOCK - 0.39%
     Communication
      Cox Communications, Inc., 7.0% Convertible   35,700 $  2,061,675
      (Cost: $1,785,000)

                                                Principal
                                                Amount in
                                                Thousands

     CORPORATE DEBT SECURITY - 0.51%
     Nondepository Institutions
      Ford Motor Credit Company,
        6.7%, 7-16-2004 .......................   $ 2,750 $  2,734,545
      (Cost: $2,745,279 )

     UNITED STATES GOVERNMENT SECURITIES
      Federal Home Loan Mortgage Corporation,
        6.625%, 9-15-2009 .....................    20,000   19,900,000
      United States Treasury:
        5.5%, 3-31-2003 .......................    33,000   32,685,510
        5.25%, 8-15-2003 ......................    31,000   30,384,960

     TOTAL UNITED STATES GOVERNMENT SECURITIES - 15.63%   $ 82,970,470
      (Cost: $82,756,241)

     SHORT-TERM SECURITIES
     Commercial Paper
      Depository Institutions - 3.67%
      UBS Finance (DE) Inc.,
        5.6%, 10-1-99 .........................    19,500   19,500,000

      Fabricated Metal Products - 2.31%
      Danaher Corporation,
        5.38%, Master Note ....................     2,303    2,303,000
      Snap-On Inc.,
        5.35%, 10-12-99 .......................    10,000    9,983,653
        Total .................................             12,286,653

      Food and Kindred Products - 0.57%
      General Mills, Inc.,
        5.235%, Master Note ...................     3,008    3,008,000


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     THE INVESTMENTS OF     TOTAL RETURN FUND
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     SHORT-TERM SECURITIES (Continued)
     Commercial Paper (Continued)
      Personal Services - 1.34%
      Block Financial Corp.,
        5.37%, 10-5-99 ........................    $7,140 $  7,135,740

      Transportation Equipment - 0.94%
      Dana Corp.,
        5.53%, 10-20-99 .......................     5,000    4,985,407

     Total Commercial Paper - 8.83%                         46,915,800

     Commercial Paper (backed by irrevocable bank
      letter of credit) - 1.32%
      Nondepository Institutions
      ED&F Man Finance Inc. (Rabobank Nederland),
        5.37%, 10-4-99 ........................     7,000    6,996,867

     TOTAL SHORT-TERM SECURITIES - 10.15%                 $ 53,912,667
      (Cost: $53,912,667)

     TOTAL INVESTMENT SECURITIES - 100.29%                $532,471,017
      (Cost: $394,688,986)

     LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.29%)   (1,549,697)

     NET ASSETS - 100.00%                                 $530,921,320


                  See Notes to Schedule of Investments on page 59.


(PAGE)
     WADDELL & REED FUNDS, INC.
     SEPTEMBER 30, 1999


     Notes to Schedules of Investments

     * No income dividends were paid during the preceding 12 months.

     (A)  Listed on an exchange outside the United States.

     (B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999, the value of these securities amounted to $3,473,417 in High Income Fund, or 13.53% of net assets and $7,955,281 in International Growth Fund, or 6.64% of net assets.

     (C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

     (D) Each unit of Cybernet Internet Services International, Inc. consists of $1,000 principal amount of 14.0% senior notes due 2009 and one warrant to purchase 30.2310693 shares of common stock.

     (E) Each unit of ONO Finance Plc consists of $1,000 principal amount of 13.0% Dollar Notes and one Dollar Equity Value Certificate evidencing the right to receive the cash value of 0.002299657 of one ordinary share of Cableuropa in dollars.



     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF ASSETS AND LIABILITIES
     SEPTEMBER 30, 1999
     (In Thousands Except for Per Share and Share Amounts)
                                          Asset                        High
                                       Strategy        Growth        Income
                                           Fund          Fund          Fund
     Assets                         ------------   -----------  -----------
      Investment securities--at
        value (Notes 1 and 3)..         $37,293      $533,046       $25,307
      Cash  ...................               1             1             2
      Receivables:
        Fund shares sold ......             378         1,081            53
        Investment securities sold        2,411           ---         1,212
        Dividends and interest.             221            75           547
      Prepaid insurance premium             ---             3           ---
                                        -------      --------       -------
         Total assets  ........          40,304       534,206        27,121
     Liabilities                        -------      --------       -------
      Payable to Fund shareholders           76           749           198
      Payable for investment
        securities purchased ..             748         4,813         1,209
      Accrued service fee -
        Class B (Note 2).......               8           104             5
      Accrued transfer agency and
        dividend disbursing (Note 2)         13           138             9
      Accrued distribution
        fee - Class B (Note 2).               1            10             1
      Dividends payable  ......             ---           ---            11
      Accrued accounting
        services fee (Note 2)..               2             5             2
      Accrued management fee (Note 2)         1            12           ---
      Due to custodian ........             ---           ---           ---
      Other  ..................               8            51             7
                                        -------      --------       -------
         Total liabilities  ...             857         5,882         1,442
                                        -------      --------       -------
           Total net assets ...         $39,447      $528,324       $25,679
     Net Assets                         =======      ========       =======
      $0.01 par value capital stock
        Capital stock .........         $    34      $    322       $    28
        Additional paid-in capital       36,874       330,422        28,100
      Accumulated undistributed income (loss):
        Accumulated undistributed net
         investment income (loss)            20        (1,996)           ---
        Accumulated undistributed
         net realized gain (loss)
         on investments  ......           1,508        89,312        (1,523)
        Net unrealized appreciation
         (depreciation) of
         investments  .........           1,011       110,264          (926)
                                        -------      --------       -------
         Net assets applicable to
           outstanding units
           of capital .........         $39,447      $528,324       $25,679
                                        =======      ========       =======
     Net asset value, redemption and      offering price per share:
      Class B Shares  .........          $11.67        $16.42         $9.33
      Class Y Shares  .........          $11.67        $17.01         $9.33
     Capital shares outstanding:
      Class B Shares  .........       3,351,419    31,527,923     2,753,022
      Class Y Shares  .........          29,167       629,699           420
     Capital shares authorized
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF ASSETS AND LIABILITIES
     SEPTEMBER 30, 1999
     (In Thousands Except for Per Share and Share Amounts)
                                  International      Limited-     Municipal
                                         Growth     Term Bond          Bond
                                           Fund          Fund          Fund
     Assets                         ------------   -----------  -----------
      Investment securities--at
        value (Notes 1 and 3)..        $116,576       $23,901       $38,920
      Cash  ...................             ---             2             1
      Receivables:
        Fund shares sold ......             467           246            55
        Investment securities sold        4,981           ---           ---
        Dividends and interest.             240           394           577
      Prepaid insurance premium               1           ---             1
                                       --------       -------       -------
         Total assets  ........         122,265        24,543        39,554
     Liabilities                       --------       -------       -------
      Payable to Fund shareholders          130            17            97
      Payable for investment
        securities purchased ..           2,135           111           ---
      Accrued service fee -
        Class B (Note 2).......              24             5             9
      Accrued transfer agency and
        dividend disbursing (Note 2)         46             9             9
      Accrued distribution
        fee - Class B (Note 2).               2           ---             1
      Dividends payable  ......             ---            12            11
      Accrued accounting
        services fee (Note 2)..               3             1             2
      Accrued management fee (Note 2)         3           ---             1
      Due to Custodian ........              23           ---           ---
      Other  ..................              64             6             6
                                       --------       -------       -------
         Total liabilities  ...           2,430           161           136
                                       --------       -------       -------
           Total net assets ...        $119,835       $24,382       $39,418
     Net Assets                        ========       =======       =======
      $0.01 par value capital stock
        Capital stock .........        $     71       $    25       $    37
        Additional paid-in capital       83,865        24,815        40,071
      Accumulated undistributed income (loss):
        Accumulated undistributed net
         investment income (loss)          (529)           ---          ---
        Accumulated undistributed
         net realized gain (loss)
         on investments  ......          10,608          (149)          182
        Net unrealized appreciation
         (depreciation) of
         investments  .........          25,820          (309)         (872)
                                       --------       -------       -------
         Net assets applicable to
           outstanding units
           of capital .........        $119,835       $24,382       $39,418
                                       ========       =======       =======
     Net asset value, redemption and      offering price per share:
      Class B Shares  .........          $16.95         $9.93        $10.56
      Class Y Shares  .........          $17.58         $9.93        $10.56
     Capital shares outstanding:
      Class B Shares  .........       6,969,875     2,426,375     3,732,299
      Class Y Shares  .........          96,246        27,807           183
     Capital shares authorized
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF ASSETS AND LIABILITIES
     SEPTEMBER 30, 1999
     (In Thousands Except for Per Share and Share Amounts)
                                    Science and         Total
                                     Technology        Return
                                           Fund          Fund
     Assets                         ------------   -----------
      Investment securities--at
        value (Notes 1 and 3)..        $107,873      $532,471
      Cash  ...................              31             1
      Receivables:
        Fund shares sold ......           1,230         1,045
        Investment securities sold          344           ---
        Dividends and interest.              23           619
      Prepaid insurance premium               1             4
                                       --------      --------
         Total assets  ........         109,502       534,140
     Liabilities                       --------      --------
      Payable to Fund shareholders          102         1,889
      Payable for investment
        securities purchased ..           1,152           997
      Accrued service fee -
        Class B (Note 2).......              22           114
      Accrued transfer agency and
        dividend disbursing (Note 2)         35           133
      Accrued distribution
        fee - Class B (Note 2).               2            11
      Dividends payable  ......             ---           ---
      Accrued accounting
        services fee (Note 2)..               3             5
      Accrued management fee (Note 2)         2            10
      Due to Custodian ........             ---           ---
      Other  ..................              18            60
                                       --------      --------
         Total liabilities  ...           1,336         3,219
                                       --------      --------
           Total net assets ...        $108,166      $530,921
     Net Assets                        ========      ========
      $0.01 par value capital stock
        Capital stock .........        $     48      $    459
        Additional paid-in capital       77,095       367,495
      Accumulated undistributed income (loss):
        Accumulated undistributed net
         investment income (loss)         (511)         1,490
        Accumulated undistributed
         net realized gain (loss)
         on investments  ......           2,966        23,695
        Net unrealized appreciation
         (depreciation) of
         investments  .........          28,568       137,782
                                       --------      --------
         Net assets applicable to
           outstanding units
           of capital .........        $108,166      $530,921
                                       ========      ========
     Net asset value, redemption and
      offering price per share:
      Class B Shares  .........          $22.33        $11.57
      Class Y Shares  .........          $22.70        $11.88
     Capital shares outstanding:
      Class B Shares  .........       4,823,432    45,768,330
      Class Y Shares  .........          20,051       121,007
     Capital shares authorized
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.     STATEMENTS OF OPERATIONS
     For the Six Months Ended SEPTEMBER 30, 1999
     (In Thousands)
                                          Asset                        High
                                       Strategy        Growth        Income
                                           Fund          Fund          Fund
     Investment Income (Loss)      ------------   -----------   -----------
      Income (Note 1B):
        Interest and amortization        $  488       $ 2,992        $1,182
        Dividends .............              73           156           ---
                                         ------       -------        ------
         Total income  ........             561         3,148         1,182
                                         ------       -------        ------
      Expenses (Note 2):
        Distribution fee - Class B          134         1,783            98
        Investment management fee           134         2,000            83
        Service fee - Class B..              45           593            33
        Transfer agency and dividend
         disbursing - Class B                56           587            41
        Registration fees .....              24            46            33
        Accounting services fee              10            30            10
        Custodian fees ........               4             4             3
        Audit fees ............               7            10             6
        Legal fees ............             ---             7             1
        Shareholder servicing fee -
         Class Y  .............             ---             6           ---
        Distribution fee - Class Y          ---             9           ---
        Other .................               6            69             5
                                         ------       -------        ------
         Total expenses  ......             420         5,144           313
                                         ------       -------        ------
           Net investment income (loss)     141        (1,996)          869
                                         ------       -------        ------
     Realized and Unrealized Gain
      (Loss) on Investments (Notes 1 and 3)
      Realized net gain (loss)
        on securities .........           1,987        59,644          (762)
      Realized net loss from foreign
        currency transactions .              (1)          ---           ---
                                         ------       -------        ------
        Realized net gain (loss)
         on investments  ......           1,986        59,644          (762)
                                         ------       -------        ------
      Unrealized appreciation (depreciation)
        in value of securities during the
        period ................            (703)       (7,066)         (908)
      Unrealized appreciation from
        translation of assets and
        liabilities in foreign currencies   ---           ---           ---
      Unrealized appreciation on open
        forward currency contracts during
       .the period                          ---           ---           ---
                                         ------       -------        ------
        Unrealized appreciation
         (depreciation)  ......            (703)       (7,066)         (908)
                                         ------       -------        ------
         Net gain (loss) on investments   1,283        52,578        (1,670)
                                         ------       -------        ------
           Net increase (decrease) in net
            assets resulting from
            operations  .......          $1,424       $50,582        $ (801)
                                         ======       =======        ======
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF OPERATIONS
     For the Six Months Ended SEPTEMBER 30, 1999
     (In Thousands)
                                  International      Limited-     Municipal
                                         Growth     Term Bond          Bond
                                           Fund          Fund          Fund
     Investment Income (Loss)      ------------   -----------   -----------
      Income (Note 1B):
        Interest and amortization        $  124          $722       $ 1,195
        Dividends .............             877           ---           ---
                                         ------          ----       -------
         Total income  ........           1,001           722         1,195
                                         ------          ----       -------
      Expenses (Note 2):
        Distribution fee - Class B          408            84           158
        Investment management fee           455            30           114
        Service fee - Class B..             137            28            53
        Transfer agency and dividend
         disbursing - Class B               201            38            41
        Registration fees .....              34            31            30
        Accounting services fee              20             5            10
        Custodian fees ........              92             2             1
        Audit fees ............              10             7             7
        Legal fees ............               2           ---             1
        Shareholder servicing fee -
         Class Y  .............               1           ---           ---
        Distribution fee - Class Y            1           ---           ---
        Other .................              21             4             5
                                         ------          ----       -------
         Total expenses  ......           1,382           229           420
                                         ------          ----       -------
           Net investment income (loss)    (381)          493           775
                                         ------          ----       -------
     Realized and Unrealized Gain
      (Loss) on Investments (Notes 1 and 3)
      Realized net gain (loss)
        on securities .........           5,362             4           251
      Realized net loss from foreign
        currency transactions .            (105)          ---           ---
                                         ------          ----       -------
        Realized net gain (loss)
         on investments  ......           5,257             4           251
                                         ------          ----       -------
      Unrealized appreciation (depreciation)
        in value of securities during the
        period ................           4,411          (494)       (2,894)
      Unrealized appreciation from
        translation of assets and
        liabilities in foreign currencies    39           ---           ---
      Unrealized appreciation on open
        forward currency contracts during
       .the period                           28           ---           ---
                                         ------          ----       -------
        Unrealized appreciation
         (depreciation)  ......           4,478          (494)       (2,894)
                                         ------          ----       -------
         Net gain (loss) on investments   9,735          (490)       (2,643)
                                         ------          ----       -------
           Net increase (decrease) in net
            assets resulting from
            operations  .......          $9,354          $  3       $(1,868)
                                         ======          ====       =======
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF OPERATIONS
     For the Six Months Ended SEPTEMBER 30, 1999
     (In Thousands)
                                    Science and         Total
                                     Technology        Return
                                           Fund          Fund
     Investment Income (Loss)      ------------   -----------
      Income (Note 1B):
        Interest and amortization       $   375       $ 3,682
        Dividends .............               4         2,139
                                        -------       -------
         Total income  ........             379         5,821
                                        -------       -------
      Expenses (Note 2):
        Distribution fee - Class B          270         2,013
        Investment management fee           285         1,894
        Service fee - Class B..              91           676
        Transfer agency and dividend
         disbursing - Class B               153           579
        Registration fees .....              45            42
        Accounting services fee              15            31
        Custodian fees ........               5            23
        Audit fees ............               7            12
        Legal fees ............               1             8
        Shareholder servicing fee -
         Class Y  .............             ---             1
        Distribution fee - Class Y          ---             2
        Other .................              18            71
                                        -------       -------
         Total expenses  ......             890         5,352
                                        -------       -------
           Net investment income (loss)    (511)          469
                                        -------       -------
     Realized and Unrealized Gain
      (Loss) on Investments (Notes 1 and 3)
      Realized net gain (loss)
        on securities .........           3,040        14,733
      Realized net loss from foreign
        currency transactions .             ---           (18)
                                        -------       -------
        Realized net gain (loss)
         on investments  ......           3,040        14,715
                                        -------       -------
      Unrealized appreciation (depreciation)
        in value of securities during the
        period ................          16,528       (13,689)
      Unrealized appreciation from
        translation of assets and
        liabilities in foreign currencies   ---           ---
      Unrealized appreciation on open
        forward currency contracts
        during the period......             ---           ---
                                        -------       -------
        Unrealized appreciation
         (depreciation)  ......          16,528       (13,689)
                                        -------       -------
         Net gain (loss) on investments  19,568         1,026
                                        -------       -------
           Net increase (decrease) in net
            assets resulting from
            operations  .......         $19,057       $ 1,495
                                        =======       =======
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS
     For the Six Months Ended SEPTEMBER 30, 1999
     (Dollars In Thousands)
                                          Asset                        High
                                       Strategy        Growth        Income
                                           Fund          Fund          Fund
                                   ------------   -----------   -----------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment income
         (loss)  ..............         $   141      $ (1,996)      $   869
        Realized net gain (loss)
         on investments  ......           1,986        59,644          (762)
        Unrealized appreciation
         (depreciation)  ......            (703)       (7,066)         (908)
                                        -------      --------       -------
         Net increase (decrease) in
           net assets resulting from
           operations .........           1,424        50,582          (801)
                                        -------      --------       -------
      Distributions to shareholders (Note 1E):*
        From net investment income:
         Class B  .............            (124)          ---          (869)
         Class Y  .............              (3)          ---           ---**
        From realized net gain on
         investment transactions:
         Class B  .............             ---           ---           ---
         Class Y  .............             ---           ---           ---
                                        -------      --------       -------
             ..................            (127)          ---          (869)
                                        -------      --------       -------
      Capital share transactions
        (Note 5) ..............           7,370        45,188         1,916
                                        -------      --------       -------
        Total increase (decrease)                       8,667        95,770
      246
     Net Assets
      Beginning of period  ....          30,780       432,554        25,433
                                        -------      --------       -------
      End of period  ..........         $39,447      $528,324       $25,679
                                        =======      ========       =======
      Undistributed net
        investment income (loss)                          $20      $(1,996)
      $---
                                            ===      ========          ====

     *See "Financial Highlights" on pages 68 - 83.
     **Amounts not shown due to rounding.

                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS
     For the Six Months Ended SEPTEMBER 30, 1999
     (Dollars In Thousands)
                                  International      Limited-     Municipal
                                         Growth     Term Bond          Bond
                                           Fund          Fund          Fund
                                   ------------   -----------   -----------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment income
         (loss)  ..............        $  (381)       $   493       $   775
        Realized net gain (loss)
         on investments  ......           5,257             4           251
        Unrealized appreciation
         (depreciation)  ......           4,478          (494)       (2,894)
                                       --------       -------       -------
         Net increase (decrease) in
           net assets resulting from
           operations .........           9,354             3        (1,868)
                                       --------       -------       -------
      Distributions to shareholders (Note 1E):*
        From net investment income:
         Class B  .............            ---           (486)         (775)
         Class Y  .............             ---            (7)          ---**
        From realized net gain on
         investment transactions:
         Class B  .............             ---           ---           ---
         Class Y  .............             ---           ---           ---
                                       --------       -------       -------
             ..................            ---           (493)         (775)
                                       --------       -------       -------
      Capital share transactions
        (Note 5) ..............          10,088         3,298          (847)
                                       --------       -------       -------
        Total increase (decrease)                      19,442          2,808
      (3,490)
     Net Assets
      Beginning of period  ....         100,393        21,574        42,908
                                       --------       -------       -------
      End of period  ..........        $119,835       $24,382       $39,418
                                       ========       =======       =======
      Undistributed net
        investment income (loss)          $(529)          $---         $---
                                          =====          ====          ====


     *See "Financial Highlights" on pages 68 - 83.
     **Amounts not shown due to rounding.
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS
     For the Six Months Ended SEPTEMBER 30, 1999
     (Dollars In Thousands)
                                    Science and         Total
                                     Technology        Return
                                           Fund          Fund
                                   ------------   -----------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment income
         (loss)  ..............        $   (511)     $    469
        Realized net gain (loss)
         on investments  ......           3,040        14,715
        Unrealized appreciation
         (depreciation)  ......          16,528       (13,689)
                                       --------      --------
         Net increase (decrease) in
           net assets resulting from
           operations .........          19,057         1,495
                                       --------      --------
      Distributions to shareholders (Note 1E):*
        From net investment income:
         Class B  .............             ---           ---
         Class Y  .............             ---           ---
        From realized net gain on
         investment transactions:
         Class B  .............             ---           ---
         Class Y  .............             ---           ---
                                       --------      --------
             ..................             ---           ---
                                       --------      --------
      Capital share transactions
        (Note 5) ..............          44,685        19,835
                                       --------      --------
        Total increase (decrease)        63,742        21,330
     Net Assets
      Beginning of period  ....          44,424       509,591
                                       --------      --------
      End of period  ..........        $108,166      $530,921
                                       ========      ========
      Undistributed net
        investment income (loss)          $(511)       $1,490
                                         ======        ======

     *See "Financial Highlights" on pages 68 - 83.
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS
     For the Fiscal Year Ended MARCH 31, 1999
      (Dollars In Thousands)              Asset                        High
                                       Strategy        Growth        Income
                                           Fund          Fund          Fund
                                   ------------   -----------   -----------
     Increase in Net Assets
      Operations:
        Net investment income
         (loss)  ..............         $   347      $ (3,141)       $1,188
        Realized net gain (loss)
         on investments  ......            (425)       68,630          (761)
        Unrealized appreciation
         (depreciation)  ......             555         7,999          (524)
                                        -------      --------       -------
         Net increase (decrease) in
           net assets resulting from
           operations .........             477        73,488           (97)
                                        -------      --------       -------
      Distributions to shareholders (Note 1E):*
        From net investment income:
         Class B  .............            (358)          ---        (1,188)
         Class Y  .............              (7)          ---           ---
        From realized net gain on
         investment transactions:
         Class B  .............            (628)      (54,879)          (57)
         Class Y  .............              (6)         (130)          ---
                                        -------      --------       -------
                                           (999)      (55,009)       (1,245)
                                        -------      --------       -------
      Capital share transactions
        (Note 5) ..............          11,662        83,928        14,963
                                        -------      --------       -------
        Total increase ........          11,140       102,407        13,621
     Net Assets
      Beginning of period  ....          19,640       330,147        11,812
                                        -------      --------       -------
      End of period  ..........         $30,780      $432,554       $25,433
                                        =======      ========       =======
      Undistributed net
        investment income .....              $7          $---          $---
                                             ==          ====          ====

     *See "Financial Highlights" on pages 68 - 83.

                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS
     For the Fiscal Year Ended MARCH 31, 1999
     (Dollars In Thousands)       International      Limited-     Municipal
                                         Growth     Term Bond          Bond
                                           Fund          Fund          Fund
                                  -------------   -----------   -----------
     Increase in Net Assets
      Operations:
        Net investment income
         (loss)  ..............        $   (474)      $   836        $1,491
        Realized net gain (loss)
         on investments  ......          10,347             2           872
        Unrealized appreciation
         (depreciation)  ......            (381)            2          (539)
                                       --------       -------       -------
         Net increase (decrease) in
           net assets resulting from
           operations .........           9,492           840         1,824
                                       --------       -------       -------
      Distributions to shareholders (Note 1E):*
        From net investment income:
         Class B  .............             ---          (824)       (1,491)
         Class Y  .............             ---           (12)          ---
        From realized net gain on
         investment transactions:
         Class B  .............          (5,284)          ---        (1,114)
         Class Y  .............             (31)          ---           ---
                                       --------       -------       -------
                                         (5,315)         (836)       (2,605)
                                       --------       -------       -------
      Capital share transactions
        (Note 5) ..............           8,756         3,238         3,666
                                       --------       -------       -------
        Total increase ........          12,933         3,242         2,885
     Net Assets
      Beginning of period  ....          87,460        18,332        40,023
                                       --------       -------       -------
      End of period  ..........        $100,393       $21,574       $42,908
                                       ========       =======       =======
      Undistributed net
        investment income .....           $---           $---          $---
                                           ====          ====          ====

     *See "Financial Highlights" on pages 68 - 83.

                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.
     STATEMENTS OF CHANGES IN NET ASSETS
     For the Fiscal Year Ended MARCH 31, 1999
     (Dollars In Thousands)         Science and         Total
                                     Technology        Return
                                           Fund          Fund
                                   ------------   -----------
     Increase in Net Assets
      Operations:
        Net investment income
         (loss)  ..............         $  (234)     $  1,435
        Realized net gain (loss)
         on investments  ......             148        58,725
        Unrealized appreciation
         (depreciation)  ......          10,801       (24,832)
                                        -------      --------
         Net increase (decrease) in
           net assets resulting from
           operations .........          10,715        35,328
                                        -------      --------
      Distributions to shareholders (Note 1E):*
        From net investment income:
         Class B  .............             ---          (383)
         Class Y  .............             ---            (8)
        From realized net gain on
         investment transactions:
         Class B  .............             ---       (59,613)
         Class Y  .............             ---          (148)
                                        -------      --------
                                            ---       (60,152)
                                        -------      --------
      Capital share transactions
        (Note 5) ..............          26,094        60,502
                                        -------      --------
        Total increase ........          36,809        35,678
     Net Assets
      Beginning of period  ....           7,615       473,913
                                        -------      --------
      End of period  ..........         $44,424      $509,591
                                        =======      ========
      Undistributed net
        investment income .....            $---        $1,039
                                           ====        ======

     *See "Financial Highlights" on pages 68 - 83.

                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     ASSET STRATEGY FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                       For the
                         For the                        period
                             six For the fiscal year      from
                          months year ended March 31, 4/20/95*
                           ended-------------------------   to
                         9/30/99    1999   1998    19973/31/96
                        ------------------------------------------
     Net asset value,
      beginning of period $11.20 $11.42   $9.73 $10.15  $10.00
                          ------  ------ ------  ------ ------
     Income from investment
      operations:
      Net investment
        income ..........   0.04    0.15   0.21    0.23   0.16
      Net realized and
        unrealized gain (loss)
        on investments ..   0.47    0.05   2.16   (0.30)  0.14
                          ------  ------ ------  ------ ------
     Total from investment
      operations  .......   0.51    0.20   2.37   (0.07)  0.30
                          ------  ------ ------  ------ ------
     Less distributions:
      From net investment
        income ..........  (0.04)  (0.16) (0.22)  (0.21) (0.15)
      From capital gains   (0.00)  (0.26) (0.46)  (0.14) (0.00)
                          ------  ------ ------  ------ ------
     Total distributions   (0.04) (0.42)  (0.68) (0.35)  (0.15)
                          ------  ------ ------  ------ ------
     Net asset value,
      end of period  .... $11.67  $11.20 $11.42   $9.73 $10.15
                          ======  ====== ======  ====== ======
     Total return .......   4.56%   1.79% 24.94%  -0.86%  3.00%
     Net assets, end of
      period (000
      omitted)  .........$39,107 $30,473$19,415 $13,398$13,221
     Ratio of expenses
      to average net
      assets  ...........   2.34%** 2.32%  2.44%   2.52%  2.54%**
     Ratio of net investment
      income to average net
      assets  ...........   0.78%** 1.38%  2.02%   2.21%  2.14%**
     Portfolio
      turnover rate  ....  92.75% 168.17%220.67% 109.92% 75.02%

       *Commencement of operations.
      **Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     ASSET STRATEGY FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                         For the                        For the
                             six     For the fiscal      period
                          months   year ended March 31,  from
                           ended------------------------12/29/95*
                         9/30/99    1999   1998    1997to 3/31/96
                         ------- -----------------------------------
     Net asset value,
      beginning of
      period  ........... $11.21  $11.43  $9.73  $10.16 $10.23
                           -----   -----  -----  ------ ------
     Income from investment
      operations:
      Net investment
        income...........   0.10    0.26   0.31    0.27   0.07
      Net realized and
        unrealized gain (loss)
        on investments ..   0.46    0.05   2.16   (0.26) (0.08)
                           -----   -----  -----  ------ ------
     Total from investment
      operations  .......   0.56    0.31   2.47    0.01  (0.01)
                           -----   -----  -----  ------ ------
     Less distributions:
      From net investment
        income ..........  (0.10)  (0.27) (0.31)  (0.30) (0.06)
      From capital gains   (0.00) (0.26)  (0.46) (0.14)  (0.00)
                           -----   -----  -----  ------ ------
     Total distributions   (0.10) (0.53)  (0.77) (0.44)  (0.06)
                           -----   -----  -----  ------ ------
     Net asset value,
      end of period  .... $11.67  $11.21 $11.43   $9.73 $10.16
                          ======  ====== ======  ====== ======
     Total return .......   4.96%   2.75% 26.06%   0.05% -0.25%
     Net assets, end of
      period (000
      omitted) ..........   $340    $307   $225    $116     $1
     Ratio of expenses
      to average net
      assets  ...........   1.54%** 1.45%  1.58%   1.61%  1.95%**
     Ratio of net investment
      income to average
      net assets  .......   1.58%** 2.25%  2.90%   2.97%  2.34%**
     Portfolio turnover
      rate  .............  92.75% 168.17%220.67% 109.92% 75.02%***

       *Commencement of operations.
      **Annualized.
     ***Portfolio turnover is for the period from April 20, 1995 to March 31,
       1996.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     GROWTH FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*
                           For the
                             six
                          monthsFor the fiscal year ended March 31,
                           ended-----------------------------------------
                         9/30/99    1999   1998    1997   1996    1995
                        --------  ------ ------  ------ ------  ------
     Net asset value,
      beginning of
      period  ........... $14.74  $14.29 $ 9.08  $10.50 $ 8.45   $7.04
                          ------  ------ ------  ------ ------   -----
     Income from investment
      operations:
      Net investment
        income (loss) ...  (0.06)  (0.11) (0.13)  (0.03) (0.01)   0.00
      Net realized and
        unrealized gain (loss)
        on investments ..   1.74    2.91   5.91   (1.09)  2.25    1.58
                          ------  ------ ------  ------ ------   -----
     Total from investment
      operations  .......   1.68    2.80   5.78   (1.12)  2.24    1.58
                          ------  ------ ------  ------ ------   -----
     Less distribution
      from capital gains  (0.00) (2.35)  (0.57) (0.30)  (0.19)   (0.17)
                          ------  ------ ------  ------ ------   -----
     Net asset value,
      end of period  .... $16.42  $14.74 $14.29  $ 9.08 $10.50   $8.45
                          ======  ====== ======  ====== ======  ======
     Total return .......  11.40%  21.61% 65.37% -10.97% 26.57%  22.61%
     Net assets, end of period
       (000 omitted)  ...$517,613$424,612$329,514$198,088$202,557$100,683
     Ratio of expenses
      to average net
      assets  ...........   2.14%** 2.10%  2.13%   2.12%  2.14%   2.23%
     Ratio of net investment
      income (loss) to average
      net assets  .......  -0.84%**-0.90% -1.12%  -0.27% -0.25%   0.01%
     Portfolio turnover
      rate ..............  41.80%  51.41% 33.46%  37.20% 31.84%  56.30%

        *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
       **Annualized.

                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     GROWTH FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*
                         For the
                            six  For the fiscal year            For the
                          months    ended March 31,           period from
                          ended--------------------------   12/29/95**
                         9/30/99    1999   1998    1997       to 3/31/96
                        -------------------------------       ------------
     Net asset value,
      beginning of
      period  ........... $15.21  $14.55 $ 9.16  $10.52         $10.11
                          ------  ------ ------  ------         ------
     Income from investment
      operations:
      Net investment
        income (loss) ...   0.00    0.00  (0.03)   0.01           0.02
      Net realized and
        unrealized gain (loss)
        on investments ..   1.80    3.01   5.99   (1.07)          0.39
                          ------  ------ ------  ------         ------
     Total from investment
      operations  .......   1.80    3.01   5.96   (1.06)          0.41
                          ------  ------ ------  ------         ------
     Less distribution
      from capital gains           (0.00) (2.35)  (0.57) (0.30)       (0.00)
                          ------  ------ ------  ------         ------
     Net asset value,
      end of period  .... $17.01  $15.21 $14.55  $ 9.16         $10.52
                          ======  ====== ======  ======         ======
     Total return .......  11.83%  22.73% 66.78% -10.37%          4.11%
     Net assets, end of
      period (000
      omitted) ..........$10,711  $7,942   $633    $264             $1
     Ratio of expenses
      to average net
      assets  ...........   1.32%***1.18%  1.30%   1.17%          1.17%***
     Ratio of net investment
      income (loss) to average
      net assets  .......   0.05%***0.08% -0.30%   0.31%          0.78%***
     Portfolio turnover
      rate  .............  41.80%  51.41% 33.46%  37.20%         31.84%***

        *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
      **Commencement of operations.
     ***Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     HIGH INCOME FUND
     Class B Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:
                         For the        For the        For the
                             six         fiscal        period from
                          months           year        7/31/97*
                           ended          ended             to
                         9/30/99        3/31/99         3/31/98
                       ---------        ---------      ---------
     Net asset value,
      beginning of period  $9.94         $10.79         $10.00
                          ------         ------         ------
     Income from investment
      operations:
      Net investment
        income ..........   0.32           0.63           0.37
      Net realized and
        unrealized gain (loss)
        on investments ..  (0.61)         (0.82)          0.79
                          ------         ------         ------
     Total from investment
      operations  .......  (0.29)         (0.19)          1.16
                          ------         ------         ------
     Less distributions:
      From net investment
        income ..........  (0.32)         (0.63)         (0.37)
      From capital gains   (0.00)         (0.03)         (0.00)
                          ------         ------         ------
     Total distributions   (0.32)         (0.66)         (0.37)
                          ------         ------         ------
     Net asset value,
      end of period  ....  $9.33          $9.94         $10.79
                          ======         ======         ======
     Total return .......  -2.92%         -1.72%         11.77%
     Net assets, end of
      period (000
      omitted)  .........$25,675        $25,427        $11,812
     Ratio of expenses
      to average net
      assets  ...........   2.40%**        2.20%          2.52%**
     Ratio of net investment
      income to average net
      assets  ...........   6.66%**        6.29%          5.98%**
     Portfolio
      turnover rate  ....  31.41%         50.98%         67.82%

      *Commencement of operations.
     **Annualized.

                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     HIGH INCOME FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:
                                                For the
                                 For the         period
                                     six           from
                                  months       12/30/98*
                                   ended             to
                                 9/30/99        3/31/99
                                ---------      ---------
     Net asset value,
      beginning of period          $9.94          $9.97
                                   -----          -----
     Income from investment
      operations:
      Net investment
        income ..........           0.36           0.20
      Net realized and
        unrealized gain (loss)
        on investments...          (0.61)          0.00
                                   -----          -----
     Total from investment
      operations ........          (0.25)          0.20
                                   -----          -----
     Less distributions:
      From net investment
        income ..........          (0.36)         (0.20)
      From capital gains           (0.00)         (0.03)
                                   -----          -----
     Total distributions           (0.36)         (0.23)
                                   -----          -----
     Net asset value,
      end of period .....          $9.33          $9.94
                                   =====          =====
     Total return .......          -2.53%          2.45%
     Net assets, end of
      period (000
      omitted)  .........             $4             $6
     Ratio of expenses
      to average net
      assets ............           1.50%**        0.26%**
     Ratio of net investment
      income to average net
      assets ............           7.53%**        8.55%**
     Portfolio
      turnover rate .....          31.41%         50.98%**

      *Commencement of operations.
     **Annualized.

                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     INTERNATIONAL GROWTH FUND*
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                         For the
                             six
                          monthsFor the fiscal year ended March 31,
                           ended------------------------------------------
                         9/30/99    1999   1998    1997   1996    1995
                        --------  ------ ------  ------ ------  ------
     Net asset value,
      beginning of
      period  ........... $15.58  $15.04 $12.40   $9.94  $9.36   $9.37
                          ------  ------ ------  ------ ------   -----
     Income from investment
      operations:
      Net investment
        income (loss) ...  (0.05)  (0.07) (0.10)  (0.03)  0.08    0.36
      Net realized and
        unrealized gain (loss)
        on investments ..   1.42    1.55   4.12    2.50   0.63   (0.01)
                          ------  ------ ------  ------ ------   -----
     Total from investment
      operations  .......   1.37    1.48   4.02    2.47   0.71    0.35
                          ------  ------ ------  ------ ------   -----
     Less distributions:
      From net investment
        income ..........  (0.00)  (0.00) (0.00)  (0.01) (0.11)  (0.36)
      In excess of net
        investment income  (0.00) (0.00)  (0.00) (0.00)  (0.02)
      (0.00)
      From capital gains   (0.00) (0.94)  (1.38) (0.00)  (0.00)
      (0.00)
                          ------  ------ ------  ------ ------   -----
     Total distributions   (0.00) (0.94)  (1.38) (0.01)  (0.13)
      (0.36)
                          ------  ------ ------  ------ ------   -----
     Net asset value,
      end of period  .... $16.95  $15.58 $15.04  $12.40  $9.94   $9.36
                          ======  ====== ======  ====== ======   =====
     Total return .......   8.79%  10.36% 35.24%  24.85%  7.64%   3.84%
     Net assets, end of
      period (000
      omitted)  .........$118,143$99,764$87,041 $50,472$20,874 $11,188
     Ratio of expenses
      to average net
      assets  ...........   2.53%** 2.35%  2.35%   2.46%  2.50%   2.29%
     Ratio of net investment
      income (loss) to average
      net assets  .......  -0.70%**-0.53% -0.82%  -0.52%  0.63%   3.87%
     Portfolio turnover
      rate  .............  59.13% 116.25%105.11%  94.76% 88.55%  13.33%
        *International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.
       **Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     INTERNATIONAL GROWTH FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                         For the
                             six     For the fiscal    For the
                          months year ended March 31,  period from
                           ended -------------------------12/29/95*
                         9/30/99    1999   1998    1997to 3/31/96
                        -------- ------------------------------------
     Net asset value,
      beginning of
      period  ........... $16.08  $15.35 $12.52   $9.95  $9.70
                          ------  ------ ------  ------ ------
     Income from investment
      operations:
      Net investment income
        (loss) ..........  (0.00)   0.05   0.01    0.02   0.02
      Net realized and
        unrealized gain
        on investments ..   1.50    1.62   4.20    2.56   0.23
                          ------  ------ ------  ------ ------
     Total from investment
      operations  .......   1.50    1.67   4.21    2.58   0.25
                          ------  ------ ------  ------ ------
     Less distributions:
      From net investment
        income ..........  (0.00)  (0.00) (0.00)  (0.01) (0.00)
      From capital gains   (0.00) (0.94)  (1.38) (0.00)  (0.00)
                          ------  ------ ------  ------ ------
     Total distributions   (0.00) (0.94)  (1.38) (0.01)  (0.00)
                          ------  ------ ------  ------ ------
     Net asset value,
      end of period  .... $17.58  $16.08 $15.35  $12.52  $9.95
                          ======  ====== ======  ====== ======
     Total return .......   9.33%  11.41% 36.45%  25.93%  2.58%
     Net assets, end of
      period (000
      omitted) .......... $1,692    $629   $419    $227     $7
     Ratio of expenses
      to average net
      assets  ...........   1.62%** 1.44%  1.51%   1.59%  1.84%**
     Ratio of net investment
      income (loss) to average
      net assets  .......  -0.01%** 0.36%  0.07%   0.05%  1.07%**
     Portfolio turnover
      rate  .............  59.13% 116.25%105.11%  94.76% 88.55%**

      *Commencement of operations.
     **Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     LIMITED-TERM BOND FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                         For the
                             six
                          monthsFor the fiscal year ended March 31,
                           ended-----------------------------------------
                         9/30/99    1999   1998    1997   1996    1995
                        --------  ------ ------  ------ ------  ------
     Net asset value,
      beginning of
      period  ........... $10.16  $10.14  $9.90  $10.00 $ 9.70   $9.84
                          ------  ------ ------  ------ ------   -----
     Income from investment
      operations:
      Net investment
        income ..........   0.22    0.44   0.45    0.44   0.41    0.39
      Net realized and
        unrealized gain
        (loss) on
        investments .....  (0.23)   0.02   0.24   (0.09)  0.30   (0.13)
                          ------  ------ ------  ------ ------   -----
     Total from investment
      operations  .......  (0.01)   0.46   0.69    0.35   0.71    0.26
                          ------  ------ ------  ------ ------   -----
     Less distributions:
      From net investment
        income ..........  (0.22)  (0.44) (0.45)  (0.44) (0.41)  (0.39)
      From capital gains   (0.00) (0.00)  (0.00) (0.01)  (0.00)  (0.01)
                          ------  ------ ------  ------ ------   -----
     Total distributions   (0.22) (0.44)  (0.45) (0.45)  (0.41)  (0.40)
                          ------  ------ ------  ------ ------   -----
     Net asset value,
      end of period  ....  $9.93  $10.16 $10.14   $9.90 $10.00   $9.70
                          ======  ====== ======  ====== ======   =====
     Total return .......  -0.13%   4.65%  7.15%   3.52%  7.41%   2.73%
     Net assets, end of
      period (000
      omitted)  .........$24,106 $21,311$18,148 $17,770$23,682 $12,419
     Ratio of expenses
      to average net
      assets  ...........   2.03%*  2.11%  2.12%   2.07%  2.10%   2.17%
     Ratio of net investment
      income to average
      net assets ........   4.33%*  4.34%  4.52%   4.40%  4.14%   4.05%
     Portfolio turnover
      rate  .............   8.28%  32.11% 27.37%  23.05% 22.08%  29.20%

     *Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     LIMITED-TERM BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                         For the                       For the
                             six     For the fiscal     period
                          months   year ended March 31,  from
                           ended-------------------------12/29/95*
                         9/30/99    1999   1998    1997to 3/31/96
                       --------- -----------------------------
     Net asset value,
      beginning of
      period  ........... $10.16  $10.14  $9.90  $10.00 $10.16
                          ------  ------ ------  ------ ------
     Income from investment
      operations:
      Net investment
        income ..........   0.26    0.53   0.53    0.52   0.11
      Net realized and
        unrealized gain (loss)
        on investments ..  (0.23)   0.02   0.24   (0.09) (0.16)
                          ------  ------ ------  ------ ------
     Total from investment
      operations  .......   0.03    0.55   0.77    0.43  (0.05)
                          ------  ------ ------  ------ ------
     Less distributions:
      From net investment
        income ..........  (0.26)  (0.53) (0.53)  (0.52) (0.11)
      From capital gains   (0.00) (0.00)  (0.00) (0.01)  (0.00)
                          ------  ------ ------  ------ ------
     Total distributions   (0.26) (0.53)  (0.53) (0.53)  (0.11)
                          ------  ------ ------  ------ ------
     Net asset value,
      end of period  ....  $9.93  $10.16 $10.14   $9.90 $10.00
                          ======  ====== ======  ====== ======
     Total return .......   0.37%   5.60%  7.91%   4.33% -0.49%
     Net assets, end of
      period (000
      omitted)  .........   $276    $263   $184    $105     $1
     Ratio of expenses
      to average net
      assets  ...........   1.09%** 1.20%  1.32%   1.04%  1.18%**
     Ratio of net investment
      income to average
      net assets  .......   5.27%** 5.25%  5.32%   5.62%  4.70%**
     Portfolio turnover
      rate  .............   8.28%  32.11% 27.37%  23.05% 22.08%**

      *Commencement of operations.
     **Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     MUNICIPAL BOND FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                         For the
                             six
                          monthsFor the fiscal year ended March 31,
                           ended------------------------------------------
                         9/30/99    1999   1998    1997   1996    1995
                        --------  ------ ------  ------ ------  ------
     Net asset value,
      beginning of
      period  ........... $11.24  $11.45 $10.74  $10.63 $10.30  $10.12
                          ------  ------ ------  ------ ------  ------
     Income from investment
      operations:
      Net investment
        income ..........   0.20    0.42   0.44    0.45   0.43    0.44
      Net realized and
        unrealized gain (loss)
        on investments ..  (0.68)   0.10   0.71    0.11   0.33    0.18
                          ------  ------ ------  ------ ------  ------
     Total from investment
      operations  .......  (0.48)   0.52   1.15    0.56   0.76    0.62
                          ------  ------ ------  ------ ------  ------
     Less distributions:
      From net investment
        income ..........  (0.20)  (0.42) (0.44)  (0.45) (0.43)  (0.44)
      From capital gains   (0.00) (0.31)  (0.00) (0.00)  (0.00)  (0.00)
                          ------  ------ ------  ------ ------  ------
     Total distributions   (0.20) (0.73)  (0.44) (0.45)  (0.43)  (0.44)
                          ------  ------ ------  ------ ------  ------
     Net asset value,
      end of period  .... $10.56  $11.24 $11.45  $10.74 $10.63  $10.30
                          ======  ====== ======  ====== ======  ======
     Total return .......  -4.29%   4.64% 10.89%   5.32%  7.48%   6.37%
     Net assets, end of
      period (000
      omitted)  .........$39,416 $42,906$40,023 $36,618$33,869 $27,434
     Ratio of expenses
      to average net
      assets  ...........   2.00%*  1.88%  1.89%   1.92%  1.93%   1.94%
     Ratio of net investment
      income to average
      net assets  .......   3.68%*  3.68%  3.94%   4.18%  4.05%   4.41%
     Portfolio turnover
      rate  .............  11.51%  41.53% 27.86%  34.72% 42.02%  56.92%

     *Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     MUNICIPAL BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                     For
                       For the       the     For   For the
                           six    period     the    fiscal      For the
                        months      from  period      year    period from
                         ended12/30/98***  ended     ended    12/29/95*
                       9/30/99to 3/31/996/23/97**  3/31/97    to 3/31/96
                      --------------------------- --------    ------------
     Net asset value,
      beginning of
      period  ........... $11.24  $11.58 $10.74     $10.63      $10.94
                          ------ ------ ------      ------      ------
     Income from investment
      operations:
      Net investment
        income...........   0.23    0.13   0.10       0.52        0.12
      Net realized and
        unrealized gain
        (loss) on
        investments .....  (0.68)  (0.03)  0.29       0.11       (0.31)
                          ------ ------ ------      ------      ------
     Total from investment
      operations  .......  (0.45)   0.10   0.39       0.63       (0.19)
                          ------ ------ ------      ------      ------
     Less distributions:
      From net investment
        income ..........  (0.23)  (0.13) (0.10)    (0.52)       (0.12)
      From capital gains   (0.00)  (0.31) (0.00)    (0.00)       (0.00)
                          ------ ------ ------      ------      ------
        Total distributions(0.23)  (0.44) (0.10)     (0.52)      (0.12)
                          ------ ------ ------      ------      ------
     Net asset value,
      end of period  .... $10.56  $11.24 $11.03     $10.74      $10.63
                          ====== ====== ======      ======      ======
     Total return .......  -4.05%   0.80%  3.22%     5.96%       -1.80%
     Net assets, end of
      period (000
      omitted) ..........     $2      $2      $0        $1          $1
     Ratio of expenses
      to average net
      assets  ...........   1.52%****      1.00%****4.95%****         1.28%
      1.18%****
     Ratio of net investment
      income to average
      net assets  .......   4.25%****      4.40%****4.12%****         4.83%
      4.33%****
     Portfolio turnover
      rate  .............  11.51%  41.53%****27.86%****34.72%         42.02%****

        *Initial commencement of operations.
       **All outstanding shares were redeemed on June 23, 1997 at the ending net asset value shown in the table.
      ***Recommencement of operations.
     ****Annualized.

                         See notes to financial statements.
(PAGE)
     FINANCIAL HIGHLIGHTS OF     SCIENCE AND TECHNOLOGY FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                         For the        For the        For the
                             six         fiscal        period from
                          months           year        7/31/97*
                           ended          ended             to
                         9/30/99        3/31/99        3/31/98
                        --------        --------       --------------
     Net asset value,
      beginning of period $17.45         $12.01         $10.00
                          ------         ------         ------
     Income from investment
      operations:
      Net investment
        loss ............  (0.11)         (0.09)         (0.07)
      Net realized and
        unrealized gain
        on investments ..   4.99           5.53           2.08
                          ------         ------         ------
     Total from investment
      operations  .......   4.88           5.44           2.01
                          ------         ------         ------
     Net asset value,
      end of period  .... $22.33         $17.45         $12.01
                          ======         ======         ======
     Total return .......  27.97%         45.30%         20.10%
     Net assets, end of
      period (000
      omitted)  .........$107,711       $44,371         $7,615
     Ratio of expenses
      to average net
      assets  ...........   2.47%**        2.57%          3.20%**
     Ratio of net investment
      loss to average net
      assets  ...........  -1.42%**       -1.26%         -1.66%**
     Portfolio
      turnover rate  ....  27.18%         51.00%         26.64%

      *Commencement of operations.
     **Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     SCIENCE AND TECHNOLOGY FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                 For the        For the
                                     six       period from
                                  months        6/9/98*
                                   ended             to
                                 9/30/99        3/31/99
                                ---------      -----------
     Net asset value,
      beginning of period         $17.65         $12.20
                                  ------         ------
     Income from investment
      operations:
      Net investment
        income (loss) ...          (0.03)          0.01
      Net realized and
        unrealized gain
        on investments ..           5.08           5.44
                                  ------         ------
     Total from investment
      operations  .......           5.05           5.45
                                  ------         ------
     Net asset value,
      end of period  ....         $22.70         $17.65
                                  ======         ======
     Total return .......          28.61%         44.67%
     Net assets, end of
      period (000
      omitted)  .........           $455            $53
     Ratio of expenses
      to average net
      assets  ...........           1.69%**        0.62%**
     Ratio of net investment
      income (loss) to average net
      assets  ...........          -0.65%**        0.54%**
     Portfolio
      turnover rate  ....          27.18%         51.00%**

      *Commencement of operations.
     **Annualized.
                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     TOTAL RETURN FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*

                         For the
                             six
                          monthsFor the fiscal year ended March 31,
                           ended-----------------------------------------
                         9/30/99    1999   1998    1997   1996    1995
                        --------  ------ ------  ------ ------  ------
     Net asset value,
      beginning of
      period  ........... $11.52  $12.24 $ 9.09   $8.17  $6.37   $6.00
                           -----   -----  -----   -----  -----   -----
     Income from investment
      operations:
      Net investment income
        (loss)...........   0.01    0.03  (0.02)  (0.01) (0.01)  (0.00)
      Net realized and
        unrealized gain
        on investments ..   0.04    0.82   3.56    0.98   1.84    0.37
                           -----   -----  -----   -----  -----   -----
     Total from investment
      operations  .......   0.05    0.85   3.54    0.97   1.83    0.37
                           -----   -----  -----   -----  -----   -----
     Less distributions:
      From net investment
        income ..........  (0.00)  (0.01) (0.00)  (0.00) (0.00)  (0.00)
      From capital gains   (0.00) (1.56)  (0.39) (0.05)  (0.03)  (0.00)
                           -----   -----  -----   -----  -----   -----
        Total distributions(0.00) (1.57)  (0.39) (0.05)  (0.03)  (0.00)
                           -----   -----  -----   -----  -----   -----
     Net asset value,
      end of period  .... $11.57  $11.52 $12.24   $9.09  $8.17   $6.37
                          ======  ====== ======   ===== ======   =====
     Total return .......   0.44%   7.47% 39.57%  11.93% 28.75%   6.17%
     Net assets, end of
      period (000
      omitted)  .........$529,484$508,210$472,970$317,453$208,233$104,691
     Ratio of expenses
      to average net
      assets  ...........   1.99%** 1.93%  1.92%   1.95%  1.99%   2.05%
     Ratio of net investment
      income (loss) to
      average net assets            0.17%**0.30%  -0.23% -0.17%  -0.11%    -
     0.04%
     Portfolio turnover
      rate  .............  37.64%  54.73% 36.94%  26.23% 16.78%  16.60%

      *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
     **Annualized.

                         See notes to financial statements.


(PAGE)
     FINANCIAL HIGHLIGHTS OF     TOTAL RETURN FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*
                         For the
                             six  For the fiscal year           For the
                          months    ended March 31,           period from
                           ended------------------------      12/29/95**
                         9/30/99    1999   1998    1997       to 3/31/96
                        --------  ------ ------  ------       -------------
     Net asset value,
      beginning of
      period  ........... $11.78  $12.46 $ 9.18   $8.19          $7.66
                          ------  ------ ------   -----          -----
     Income from investment
      operations:
      Net investment
        income...........   0.06    0.12   0.05    0.02           0.02
      Net realized and
        unrealized gain
        on investments ..   0.04    0.84   3.62    1.02           0.51
                          ------  ------ ------   -----          -----
     Total from investment
      operations  .......   0.10    0.96   3.67    1.04           0.53
                          ------  ------ ------   -----          -----
     Less distributions:
      From net investment
        income ..........  (0.00)  (0.08) (0.00)  (0.00)         (0.00)
      From capital gains   (0.00) (1.56)  (0.39) (0.05)       (0.00)
                          ------  ------ ------   -----          -----
        Total distributions(0.00) (1.64)  (0.39) (0.05)       (0.00)
                          ------  ------ ------   -----          -----
     Net asset value,
      end of period  .... $11.88  $11.78 $12.46   $9.18          $8.19
                          ======  ====== ======   =====          =====
     Total return .......   0.85%   8.37% 40.63%  12.69%          6.92%
     Net assets, end of
      period (000
      omitted) .......... $1,437  $1,381   $943    $504            $87
     Ratio of expenses
      to average net
      assets  ...........   1.17%***1.15%  1.20%   1.18%          0.96%***
     Ratio of net investment
      income to average
      net assets  .......   0.99%***1.10%  0.50%   0.65%          1.04%***
     Portfolio turnover
      rate  .............  37.64%  54.73% 36.94%  26.23%         16.78%***

        *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
      **Commencement of operations.
     ***Annualized.
                         See notes to financial statements.


(PAGE)
     WADDELL & REED FUNDS, INC.     NOTES TO FINANCIAL STATEMENTS
     SEPTEMBER 30, 1999

     Note 1 - Significant Accounting Policies

          Waddell & Reed Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues eight series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major
          dealers in such stocks.   Restricted securities and securities for
          which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

     B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

     C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

     D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.
          See Note 4 -- Federal Income Tax Matters.

     E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

          The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     NOTE 2 -- Investment Management And Payments To Affiliated Persons

          Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee. As of June 30, 1999, the fee is payable by each Fund at the following annual rates:

                                                                     Annual
          Fund                     Net Assets Breakpoints            Rate
          -------------------------------------------------------------------
          W&R Asset Strategy Fund  Up to $1 Billion                   .700%
                                   Over $1 Billion up to $2 Billion   .650%
                                   Over $2 Billion up to $3 Billion   .600%
                                   Over $3 Billion                    .550%

          W&R Growth Fund          Up to $1 Billion                   .850%
                                   Over $1 Billion up to $2 Billion   .830%
                                   Over $2 Billion up to $3 Billion   .800%
                                   Over $3 Billion                    .760%

          W&R High Income Fund     Up to $500 Million                 .625%
                                   Over $500 Million up to $1 Billion .600%
                                   Over $1 Billion up to $1.5 Billion .550%
                                   Over $1.5 Billion                  .500%

          W&R International        Up to $1 Billion                   .850%
           Growth Fund             Over $1 Billion up to $2 Billion   .830%
                                   Over $2 Billion up to $3 Billion   .800%
                                   Over $3 Billion                    .760%

          W&R Limited-Term         Up to $500 Million                 .500%
           Bond Fund               Over $500 Million up to $1 Billion .450%
                                   Over $1 Billion up to $1.5 Billion .400%
                                   Over $1.5 Billion                  .350%

          W&R Municipal Bond Fund  Up to $500 Million                 .525%
                                   Over $500 Million up to $1 Billion .500%
                                   Over $1 Billion up to $1.5 Billion .450%
                                   Over $1.5 Billion                  .400%

          W&R Science and          Up to $1 Billion                   .850%
           Technology Fund         Over $1 Billion up to $2 Billion   .830%
                                   Over $2 Billion up to $3 Billion   .800%
                                   Over $3 Billion                    .760%

          W&R Total Return Fund    Up to $1 Billion                   .700%
                                   Over $1 Billion up to $2 Billion   .650%
                                   Over $2 Billion up to $3 Billion   .600%
                                   Over $3 Billion                    .550%


     Prior to June 30, 1999, the fee was computed on each Fund's net assets as of the close of business each day at the following annual rates: Asset Strategy Fund - 0.81% of net assets, Growth Fund - 0.81% of net assets, High Income Fund - 0.66% of net assets, International Growth Fund - 0.81% of net assets, Limited-Term Bond Fund - 0.56% of net assets, Municipal Bond Fund - 0.56% of net assets, Science and Technology Fund - 0.71% of net assets and Total Return Fund - 0.71% of net assets. The fee is accrued and paid daily.

          The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                               Accounting Services Fee
                       Average
                    Net Asset Level               Annual Fee
               (all dollars in millions)       Rate for Each Fund
               ------------------------       -------------------
               From $    0  to $   10                $      0
               From $   10  to $   25                $ 10,000
               From $   25  to $   50                $ 20,000
               From $   50  to $  100                $ 30,000
               From $  100  to $  200                $ 40,000
               From $  200  to $  350                $ 50,000
               From $  350  to $  550                $ 60,000
               From $  550  to $  750                $ 70,000
               From $  750  to $1,000                $ 85,000
                    $1,000 and Over                  $100,000


          For Class B shares, each Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. For Class Y shares, each Fund pays WARSCO a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that Class for the preceding month. Each Fund also reimburses W&R, WRIMCO and WARSCO for certain out-of-pocket costs.

          The Corporation has adopted a 12b-1 plan for both Class B and Class Y shares. Under the Distribution and Service Plan for the Class B shares, W&R, principal underwriter and sole distributor of the Corporation's shares, is compensated in an amount calculated and payable daily up to 1% annually of each of the Fund's Class B average daily net assets. This fee consists of two elements: (i) up to 0.75% of the particular Fund's Class B net asset value for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% of the particular Fund's Class B net asset value may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended September 30, 1999, the Distributor received $4,947,667 in distribution fees and $1,655,015 in service fees. During this same period W&R paid sales commissions of $4,086,247.

          Under a Distribution and Service Plan for Class Y shares adopted by the Corporation pursuant to Rule 12b-1, with respect to each Fund, the Corporation pays W&R daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the particular Fund's Class Y net asset value. During the period ended September 30, 1999, the Distributor received $12,891 in 12b-1 payments on Class Y shares.

          For Class B shares, a contingent deferred sales charge may be assessed against a shareholder's redemption amount and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended September 30, 1999, the Distributor received $494,716 in deferred sales charges.

          The Corporation paid Directors' fees of $22,824, which are included in other expenses.

          W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     NOTE 3 -- Investment Securities Transactions

          Investment securities transactions for the period ended September 30, 1999 are summarized as follows:


                                      Asset                          High
                                 Strategy         Growth         Income
                                         Fund           Fund           Fund
                                  -----------     ----------    -----------
     Purchases of investment
      securities, excluding short-
      term and U.S. Government
      securities  ............... $23,288,093 $  156,478,048    $ 8,981,481
     Purchases of U.S. Government
      securities  ...............  10,985,391            ---            ---
     Purchases of short-term
      securities  ...............  43,107,120  1,730,488,241     24,824,066
     Proceeds from maturities
      and sales of investment
      securities, excluding
      short-term and U.S.
      Government securities  ....  18,197,964    152,552,824      7,491,211
     Proceeds from maturities
      and sales of U.S.
      Government securities  ....  11,572,996            ---            ---
     Proceeds from maturities
      and sales of short-term
      securities  ...............  41,924,000  1,687,635,278     24,529,000

                                International       Limited-      Municipal
                                       Growth      Term Bond           Bond
                                         Fund           Fund           Fund
                                  -----------     ----------    -----------
     Purchases of investment
      securities, excluding short-
      term and U.S. Government
      securities  ............... $67,165,622     $3,038,528    $ 4,674,637
     Purchases of U.S. Government
      securities  ...............         ---      1,796,473            ---
     Purchases of short-term
      securities  ...............  99,533,931      8,233,911     10,769,762
     Proceeds from maturities
      and sales of investment
      securities, excluding
      short-term and U.S.
      Government securities  ....  61,207,282      1,009,225      5,344,077
     Proceeds from maturities
      and sales of U.S.
      Government securities  ....         ---        776,106            ---
     Proceeds from maturities
      and sales of short-term
      securities  ...............  99,770,342      8,031,319     11,059,656


                                 Science and          Total
                                Technology         Return
                                         Fund           Fund
                                  -----------     ----------
     Purchases of investment
      securities, excluding short-
      term and U.S. Government
      securities  ...............$ 50,810,392   $ 99,393,819
     Purchases of U.S. Government
      securities  ...............         ---     82,734,800
     Purchases of short-term
      securities  ............... 184,534,907    870,694,704
     Proceeds from maturities
      and sales of investment
      securities, excluding
      short-term and U.S.
      Government securities  ....  15,955,312    111,393,142
     Proceeds from maturities
      and sales of U.S.
      Government securities  ....         ---     73,428,243
     Proceeds from maturities
      and sales of short-term
      securities  ............... 174,886,556    845,408,127


          For Federal income tax purposes, cost of investments owned at September 30, 1999 and the related unrealized appreciation (depreciation) were as follows:

                                                                  Aggregate
                                                               Appreciation
                                 Cost AppreciationDepreciation(Depreciation)
                          ----------- -------------------------------------
     Asset Strategy Fund $ 36,281,903 $  2,181,525 $ 1,170,722 $  1,010,803
     Growth Fund          422,781,805  137,285,515  27,021,598  110,263,917
     High Income Fund      26,233,402      341,329   1,267,469    (926,140)
     International Growth
      Fund                 90,784,565   32,138,219   6,374,709   25,763,510
     Limited-Term Bond Fund24,210,196       47,092     356,358    (309,266)
     Municipal Bond Fund   39,845,274      615,443   1,540,698    (925,255)
     Science and Technology
      Fund                 79,305,196   32,222,699   3,654,902   28,567,797
     Total Return Fund    394,691,295  148,869,903  11,090,181  137,779,722

     NOTE 4 -- Federal Income Tax Matters

          For Federal income tax purposes, Asset Strategy Fund realized capital gain net income of $52,457 during the fiscal year ended March 31,1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, Growth Fund, International Growth Fund, Municipal Bond Fund and Total Return Fund realized capital gain net income of $65,489,279, $9,582,657, $807,798 and $58,723,106, respectively, during the year ended March 31, 1999. For Federal income tax purposes, High Income Fund realized capital losses of $501,692 during the year ended March 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes through March 31, 2007. For Federal income tax purposes, Limited-Term Bond Fund realized no net capital gains or losses for the year ended March 31, 1999, because of the utilization of capital loss carryovers and the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from prior year
    (see discussion below). Remaining capital loss carryovers aggregated $149,836 at March 31, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $85,336 at March 31, 2005; and $64,500 at March 31, 2006. For Federal income tax purposes, Science and Technology Fund realized capital gain net income of $33,918 during the year ended March 31, 1999, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). This capital gain net income was offset by utilization of $24 capital loss carryover from the year ended March 31, 1998. A portion of the capital gain net income of Asset Strategy Fund, Growth Fund, High Income Fund, International Growth Fund, Municipal Bond Fund and Total Return Fund was paid to shareholders during the year ended March 31, 1999. Remaining capital gain net income for Growth Fund, International Growth Fund, Municipal Bond Fund, Science and Technology Fund and Total Return Fund will be distributed to shareholders.

          Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year
 (``post-October losses'').  From November 1, 1998 through March 31, 1999,
 Asset Strategy Fund, High Income Fund, Limited-Term Bond Fund and Science and
     Technology Fund incurred net capital losses of $477,952, $259,064, $3,090 and $108,105, respectively, which have been deferred to the fiscal year ending March 31, 2000. In addition, during the year ended March 31, 1999, Limited-Term Bond Fund and Science and Technology Fund recognized post-October losses of $1,717 and $145,588, respectively, that had been deferred from the year ended March 31, 1998.

     NOTE 5 -- Multiclass Operations

          Each Fund within the Corporation is authorized to offer three classes of shares, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Only Class B and Class Y shares were issued during the six months ended September 30, 1999. Class Y shares are not subject to a deferred sales charge and are subject to separate Rule 12b-1 Distribution and Service Plans and transfer agency and dividend disbursement services fee structures. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

          Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

          Transactions in capital stock for the periods ended September 30, 1999 are summarized below. Dollar amounts are in thousands.



                                   Asset                        High
                                Strategy        Growth        Income
                                    Fund          Fund          Fund
                             -----------  ------------  ------------
     Shares issued from sale
       of shares:
      Class B  ............      890,757     4,313,315       629,127
      Class Y  ............        2,626       686,429            69
     Shares issued from
      reinvestment of
      dividends:
      Class B .............       10,623           ---        88,254
      Class Y  ............          238           ---            15
     Shares redeemed:
      Class B  ............     (270,972)   (1,590,387)     (521,569)
      Class Y  ............       (1,120)     (578,960)         (304)
                                 -------     ---------       -------
     Increase (decrease) in
      outstanding capital shares:
      Class B  ............      630,408     2,722,928       195,812
      Class Y  ............        1,744       107,469          (220)
                                 -------     ---------       -------
        Total for Fund ....      632,152     2,830,397       195,592
                                 =======     =========       =======
     Value issued from sale
      of shares:
      Class B  ............      $10,397       $67,871        $6,063
      Class Y  ............           30        11,525             1
     Value issued from
      reinvestment of
      dividends:
      Class B  ............          124           ---           842
      Class Y  ............            3           ---           ---*
     Value redeemed:
      Class B  ............       (3,171)      (24,985)       (4,987)
      Class Y  ............          (13)       (9,223)           (3)
                                 -------       -------        ------
     Increase (decrease)in
      outstanding capital:
      Class B  ............        7,350        42,886         1,918
      Class Y  ............           20         2,302            (2)
                                 -------       -------        ------
        Total for Fund ....      $ 7,370       $45,188        $1,916
                                 =======       =======        ======

     **Amounts not shown due to rounding.


                            International      Limited-     Municipal
                                  Growth     Term Bond          Bond
                                    Fund          Fund          Fund
                             -----------  ------------  ------------
     Shares issued from sale
       of shares:
      Class B  ............    1,109,802       687,691       445,616
      Class Y  ............       81,138         3,027           ---
     Shares issued from
      reinvestment of
      dividends:
      Class B .............          ---        47,513        65,036
      Class Y  ............          ---           601             4
     Shares redeemed:
      Class B  ............     (543,117)     (406,780)     (594,574)
      Class Y  ............      (24,031)       (1,708)          ---
                               ---------       -------      --------
     Increase (decrease) in
      outstanding capital shares:
      Class B  ............      566,685       328,424       (83,922)
      Class Y  ............       57,107         1,920             4
                               ---------       -------      --------
        Total for Fund ....      623,792       330,344       (83,918)
                               =========       =======      ========
     Value issued from sale
      of shares:
      Class B  ............      $17,918        $6,876        $4,903
      Class Y  ............        1,366            30           ---
     Value issued from
      reinvestment of
      dividends:
      Class B  ............          ---           475           708
      Class Y  ............          ---             6           ---*
     Value redeemed:
      Class B  ............       (8,806)       (4,072)       (6,458)
      Class Y  ............         (390)          (17)          ---
                                 -------        ------        ------
     Increase (decrease)in
      outstanding capital:
      Class B  ............        9,112         3,279          (847)
      Class Y  ............          976            19           ---
                                 -------        ------        ------
        Total for Fund ....      $10,088        $3,298        $ (847)
                                 =======        ======        ======

     **Amounts not shown due to rounding.


                             Science and         Total
                              Technology        Return
                                    Fund          Fund
                             -----------  ------------
     Shares issued from sale
       of shares:
      Class B  ............    2,417,281     5,518,299
      Class Y  ............       68,999        21,663
     Shares issued from
      reinvestment of
      dividends:
      Class B .............          ---           ---
      Class Y  ............          ---           ---
     Shares redeemed:
      Class B  ............     (137,360)   (3,859,264)
      Class Y  ............      (51,941)      (17,921)
                               ---------     ---------
     Increase (decrease) in
      outstanding capital shares:
      Class B  ............    2,279,921     1,659,035
      Class Y  ............       17,058         3,742
                               ---------     ---------
        Total for Fund ....    2,296,979     1,662,777
                               =========     =========
     Value issued from sale
      of shares:
      Class B  ............      $46,996       $65,627
      Class Y  ............        1,418           260
     Value issued from
      reinvestment of
      dividends:
      Class B  ............          ---           ---
      Class Y  ............          ---           ---
     Value redeemed:
      Class B  ............       (2,677)      (45,835)
      Class Y  ............       (1,052)         (217)
                                 -------       -------
     Increase (decrease)in
      outstanding capital:
      Class B  ............       44,319        19,792
      Class Y  ............          366            43
                                 -------       -------
        Total for Fund ....      $44,685       $19,835
                                 =======       =======

          Transactions in capital stock for the fiscal year ended March 31, 1999 are summarized below. Dollar amounts are in thousands.


                                   Asset                        High
                                Strategy        Growth        Income
                                    Fund         Fund*          Fund
                             -----------  ------------  ------------
     Shares issued from sale
       of shares:
      Class B  ............    1,487,385     6,727,339     1,990,704
      Class Y  ............        8,363       471,624           630
     Shares issued from
      reinvestment of
      dividends and/or capital
      gains distribution:
      Class B .............       88,597     4,145,013       121,122
      Class Y  ............        1,139         9,589            10
     Shares redeemed:
      Class B  ............     (554,869)   (5,132,051)     (649,483)
      Class Y  ............       (1,755)       (2,501)          ---
                               ---------     ---------     ---------
     Increase in outstanding
      capital shares:
      Class B  ............    1,021,113     5,740,301     1,462,343
      Class Y  ............        7,747       478,712           640
                               ---------     ---------     ---------
        Total for Fund ....    1,028,860     6,219,013     1,462,983
                               =========     =========     =========
     Value issued from sale
      of shares:
      Class B  ............      $16,872       $95,835       $20,234
      Class Y  ............           95         6,879             6
     Value issued from
      reinvestment of
      dividends and/or capital
      gains distribution:
      Class B  ............          981        54,503         1,217
      Class Y  ............           13           130          ---**
     Value redeemed:
      Class B  ............       (6,279)      (73,381)       (6,494)
      Class Y  ............          (20)          (38)          ---
                                 -------       -------       -------
     Increase in outstanding
      capital:
      Class B  ............       11,574        76,957        14,957
      Class Y  ............           88         6,971             6
                                 -------       -------       -------
        Total for Fund ....      $11,662       $83,928       $14,963
                                 =======       =======       =======

     *Share transactions prior to June 27, 1998 have been adjusted to effect the 100% stock dividend of June 26, 1998.
     **Amounts not shown due to rounding.


                           International      Limited-     Municipal
                                  Growth     Term Bond          Bond
                                    Fund          Fund          Fund
                             -----------  ------------  ------------
     Shares issued from sale
       of shares:
      Class B  ............    2,459,922     1,154,374     1,111,959
      Class Y  ............       11,890         8,190           172
     Shares issued from
      reinvestment of
      dividends and/or capital
      gains distribution:
      Class B  ............      366,149        79,341       212,992
      Class Y  ............        2,124         1,036             7
     Shares redeemed:
      Class B  ............   (2,210,705)     (925,409)   (1,003,930)
      Class Y  ............       (2,188)       (1,468)          ---
                               ---------     ---------     ---------
     Increase in outstanding
      capital shares:
      Class B  ............      615,366       308,306       321,021
      Class Y  ............       11,826         7,758           179
                               ---------     ---------     ---------
        Total for Fund ....      627,192       316,064       321,200
                               =========     =========     =========
     Value issued from sale
      of shares:
      Class B  ............      $38,406       $11,778       $12,733
      Class Y  ............          192            83             2
     Value issued from
      reinvestment of
      dividends and/or capital
      gains distribution:
      Class B  ............        5,261           808         2,420
      Class Y  ............           31            11           ---**
     Value redeemed:
      Class B  ............      (35,100)       (9,427)      (11,489)
      Class Y  ............          (34)          (15)          ---
                                 -------       -------       -------
     Increase in outstanding
      capital:
      Class B  ............        8,567         3,159         3,664
      Class Y  ............          189            79             2
                                 -------       -------       -------
        Total for Fund ....      $ 8,756       $ 3,238       $ 3,666
                                 =======       =======       =======


     **Amounts not shown due to rounding.


                             Science and         Total
                              Technology        Return
                                    Fund         Fund*
                             -----------  ------------
     Shares issued from sale
       of shares:
      Class B  ............    2,150,217    10,022,490
      Class Y  ............        2,993        32,620
     Shares issued from
      reinvestment of
      dividends and/or capital
      gains distribution:
      Class B .............          ---     5,395,830
      Class Y  ............          ---        13,872
     Shares redeemed:
      Class B  ............     (240,714)   (9,956,039)
      Class Y  ............          ---        (4,907)
                               ---------     ---------
     Increase in outstanding
      capital shares:
      Class B  ............    1,909,503     5,462,281
      Class Y  ............        2,993        41,585
                               ---------     ---------
        Total for Fund ....    1,912,496     5,503,866
                               =========     =========
     Value issued from sale
      of shares:
      Class B  ............      $29,323      $119,057
      Class Y  ............           47           401
     Value issued from
      reinvestment of
      dividends and/or capital
      gains distribution:
      Class B  ............          ---        59,624
      Class Y  ............          ---           156
     Value redeemed:
      Class B  ............       (3,276)     (118,675)
      Class Y  ............          ---           (61)
                                 -------      --------
     Increase in outstanding
      capital:
      Class B  ............       26,047        60,006
      Class Y  ............           47           496
                                 -------      --------
        Total for Fund ....      $26,094      $ 60,502
                                 =======      ========

          * Share transactions prior to June 27, 1998 have been adjusted to effect the 100% stock dividend of June 26, 1998.

     Note 6 -- Securities Loaned

          On September 30, 1999, there were no securities outstanding on loan. If securities were on loan, however, the aggregate amount of such loans must be continuously secured by 100% of the market value of the securities loaned. The Corporation derives income from its securities lending activities. These agreements may be terminated by the borrower or the Corporation upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Corporation has the right to use the collateral to purchase similar or other securities. During the period ended September 30, 1999, Total Return Fund derived approximately $17,503 of income, net of related expenses, from its securities lending activities.


(PAGE)
     INDEPENDENT AUDITORS' REPORT
     The Board of Directors and Shareholders,
     Waddell & Reed Funds, Inc.:


     We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of Asset Strategy Fund, Growth Fund, High Income Fund, International Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund, Science and Technology Fund and Total Return Fund (collectively the "Funds") comprising Waddell & Reed Funds, Inc. as of September 30, 1999, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 1999, and the financial highlights for the six-month period ended September 30, 1999 and for each of the five fiscal years in the period ended March 31, 1999. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Waddell & Reed Funds, Inc. as of September 30, 1999, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended March 31, 1999 and the financial highlights for the six-month period ended September 30, 1999 and for each of the five fiscal years in the period ended March 31, 1999 in conformity with generally accepted accounting principles.




     Deloitte & Touche LLP
     Kansas City, Missouri
     November 5, 1999


(PAGE)
                         Shareholder Meeting Results

     A special meeting of Waddell & Reed Funds, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

     Item 1.        To elect the Board of Directors:

                                                        Broker
                                     For    Withhold   Non-Votes*
     J. Concannon             42,388,448   4,430,588       0
     J. Dillingham            42,407,564   4,411,472       0
     D. Gardner               42,379,766   4,439,270       0
     L. Graves                42,362,538   4,456,498       0
     J. Harroz Jr.            42,343,391   4,475,645       0
     J. Hayes                 42,336,292   4,482,744       0
     R. Hechler               42,377,128   4,441,908       0
     H. Herrmann              42,375,876   4,443,160       0
     G. Johnson               42,341,135   4,477,901       0
     W. Morgan                42,398,841   4,420,195       0
     R. Reimer                42,356,739   4,462,297       0
     F. Ross                  42,406,695   4,412,341       0
     E. Schwartz              42,376,747   4,442,289       0
     K. Tucker                42,396,023   4,423,013       0
     F. Vogel                 42,384,521   4,434,515       0

     Item 2. To ratify the selection of Deloitte & Touche LLP as the Funds' independent accountants for its current fiscal year:

                                                         Broker
                        For      Against     Abstain   Non-Votes*
                 41,810,901      374,728   4,633,407       0

     Item 3. To approve or disapprove the amendment to the Funds' investment management agreement with Waddell & Reed Investment Management Company:

                                                                Broker
                                  For    Against     AbstainNon-Votes*
     Asset Strategy Fund    1,275,265     20,746       71,955        0
     Growth Fund           11,978,168      527,306   2,082,801   18,533
     High Income Fund         1,045,982    42,604      169,226       0
     International Growth Fund                         2,657,538111,495
                   446,329    61
     Limited-Term Bond Fund              975,829      54,390    29,064     0
     Municipal Bond Fund      1,890,271    38,967    123,008         0
     Science and Technology Fund974,611   38,559       223,890       0
     Total Return Fund       19,490,423    755,093   1,776,922       0

     Item 4. To approve or disapprove the amendment of the Funds' policy regarding securities lending:

                                                                Broker
                                  For    Against     AbstainNon-Votes*
     Asset Strategy Fund    1,269,313     23,212       75,442        0
     Growth Fund           11,975,126    371,476   2,241,673    18,533
     High Income Fund         1,070,554    12,933     174,325        0
     International Growth Fund         2,641,795      96,050        477,516
                        61
     Limited-Term Bond Fund              992,314      32,237    34,732     0
     Municipal Bond Fund            0          0           0         0
     Science and Technology Fund975,807   22,716     238,537         0
     Total Return Fund     19,435,429    567,557   2,019,452         0

     Item 5. To approve or disapprove the Funds' Articles of Incorporation to change the par value of Fund shares to $0.001:

                                                         Broker
                        For      Against     Abstain   Non-Votes*
                 39,643,495    1,159,005   6,016,536         0

     *Broker Non-Votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


(PAGE)
     DIRECTORS
     Keith A. Tucker, Overland Park, Kansas, Chairman of the Board James M. Concannon, Topeka, Kansas
     John A. Dillingham, Kansas City, Missouri
     David P. Gardner, Menlo Park, California
     Linda K. Graves, Topeka, Kansas
     Joseph Harroz, Jr., Norman, Oklahoma
     John F. Hayes, Hutchinson, Kansas
     Robert L. Hechler, Overland Park, Kansas
     Henry J. Herrmann, Overland Park, Kansas
     Glendon E. Johnson, Miami, Florida
     William T. Morgan, Coronado, California
     Ronald C. Reimer, Mission Hills, Kansas
     Frank J. Ross, Jr., Kansas City, Missouri
     Eleanor B. Schwartz, Kansas City, Missouri
     Frederick Vogel III, Milwaukee, Wisconsin


     OFFICERS
     Robert L. Hechler, President
     Michael L. Avery, Vice President
     Abel Garcia, Vice President
     Henry J. Herrmann, Vice President
     John M. Holliday, Vice President
     Theodore W. Howard, Vice President and Treasurer
     Helge K. Lee, Vice President and Secretary
     Thomas A. Mengel, Vice President
     Louise D. Rieke, Vice President
     Grant P. Sarris, Vice President
     Mark G. Seferovich, Vice President
     W. Patrick Sterner, Vice President
     Daniel J. Vrabac, Vice President
     James D. Wineland, Vice President




     To all traditional IRA Planholders:

     As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.


(PAGE)
     WADDELL & REED FUNDS, INC.

     Asset Strategy Fund
     Growth Fund
     High Income Fund
     International Growth Fund
     Limited-Term Bond Fund
     Municipal Bond Fund
     Science and Technology Fund
     Total Return Fund





























     ------------------------------------

     FOR MORE INFORMATION:
     Contact your representative, or your
     local office as listed on your
     Account Statement, or contact:
       WADDELL & REED
       CUSTOMER SERVICE
       6300 Lamar Avenue
       P.O. Box 29217
       Shawnee Mission, KS  66201-9217
       (800) 366-5465

     Our INTERNET address is:
       http://www.waddell.com

     WRR3000SA(9-99)
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